                   Mutual of America Investment Corporation

  We are pleased to report that performance of the funds offered by Mutual of America Investment Corporation for the year ended December 31, 1998 was, overall, positive.

  Economic expansion continued in 1998 in what is now the longest peacetime expansion in history. The economic turmoil in Asia, Brazil and Russia caused a flight to quality in the U.S. and the Federal Reserve responded by lowering the interest rate three times.

  The equity market remained strong in 1998 despite giving back some of its monumental gains. Funds are still flowing into the stock market at a rapid pace and continue to support high valuation levels.

  The Bond market has come off its lows and Treasury Securities yields have inched up. A spike up in interest rates unrelated to domestic cyclical factors could prove harmful to the continued growth of the economy.

               Total Returns--Twelve Months to December 31, 1998

   Money Market Fund..................................................... + 5.4%
   All American Fund..................................................... +21.3%
   Equity Index Fund..................................................... +28.6%
   Bond Fund............................................................. + 7.2%
   Short-Term Bond Fund.................................................. + 5.7%
   Mid-Term Bond Fund.................................................... + 6.4%
   Composite Fund........................................................ +14.5%
   Aggressive Equity Fund................................................ - 5.1%

  Please note that the above total return performance figures do not reflect the deduction of Separate Account fees and expenses which are imposed by Mutual of America Life Insurance Company and The American Life Insurance Company of New York, respectively.

  On the pages which immediately follow are brief presentations and graphs for each fund (except the Money Market Fund) which illustrate each fund's respective:

  .Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;
  .Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and .Historical performance compared with appropriate indexes.

  The portfolios of each fund and financial statements are presented in the pages which then follow.

  Your participation in these funds is appreciated.

                                      Sincerely,

                                      /s/ DOLORES J. MORRISSEY

                                      Chairman of the Board and President,
                                      Mutual of America Investment Corporation

                               MONEY MARKET FUND

  The investment objective of the Money Market Fund is to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper and other short-term instruments, the Money-Market Fund returned 5.4% comparing favorably to the Salomon Brothers 3-Month Treasury Bill Index return of 5.1%.

                               ALL AMERICA FUND

  The All America Fund is approximately 60% invested in the 500 stocks included in the Standard & Poor's 500 Index; the performance objective of this portion of the Fund is to replicate the returns of the Index. The remaining 40% of the Fund is actively managed by three sub-advisors and Mutual of America Capital Management Corporation. Approximately 20% of the Fund is invested in small capitalization stocks. Small cap stocks significantly underperformed larger caps in 1998, as investor preference for large size companies with high earnings predictability continued throughout the year. When investor preferences shift back to small cap stocks, this group's performance should improve. The All America Fund returned 21.3% for 1998. The Standard & Poor's 500 Index returned 28.6% for the year.

                       [PERFORMANCE GRAPH APPEARS HERE]


                       All America Funds*         S&P 500 Index
                       ------------------         -------------

          12/88             10,000                    10,000
          12/89             12,595                    13,144
          12/90             12,406                    12,724
          12/91             15,435                    16,610
          12/92             15,925                    17,886
          12/93             17,860                    19,673
           5/94             17,497                    19,274
          12/94             18,088                    19,934
          12/95             24,705                    27,425
          12/96             29,824                    33,733
          12/97             37,816                    44,986
          12/98             45,854                    57,839



------------------------------------     -------------------------------------

        All America Fund*                           S&P 500 Index
        -----------------                           -------------

                      Total Return                             Total Return
Period     Growth   ----------------     Period     Growth   ----------------
Ended        of     Cumu-    Annual      Ended        of     Cumu-    Annual
12/31/98   $10,000  lative   Average     12/31/98   $10,000  lative   Average
------------------------------------     ------------------------------------
1 Year     $12,126   21.3%   21.3%       1 Year     $12,857   28.6%   28.6%
Since                                    Since
 5/2/94    $26,206  162.1%   22.9%         5/2/94   $30,009  200.1%   26.6%
5 Years    $25,674  156.7%   20.8%       5 Years    $29,400  194.0%   24.1%
10 Years   $45,854  358.5%   16.4%       10 Years   $57,839  478.4%   19.2%
------------------------------------     -------------------------------------

* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94 reflect performance results achieved in accordance with the previous objective of the Stock Fund.

  The line representing the performance return of the All America Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

                               EQUITY INDEX FUND

  The Equity Index Fund invests in the 500 stocks included in the S&P 500 Index. The Fund's net return for 1998 was 28.6%, equaling the performance of the S&P 500 Index. This was the fourth straight year of positive double digit returns for the Index, a feat equaled only once in the post-war period. Performance was mainly driven by multiple expansion in an environment of low inflation and declining interest rates. Investor preference for larger-capitalized companies with high earnings predictability was another factor driving performance in this Index, which is dominated by large and mid-cap companies. The best performing sectors within the Index were Technology, Communication Services, Health Care and Consumer Cyclicals. The worst performing sector was Energy.


                       [PERFORMANCE GRAPH APPEARS HERE]


                       Equity Index Fund          S&P 500 Index
                       ------------------         -------------

            2/93*            10,000                  10,000
           12/93             10,619                  10,729
           12/94             10,781                  10,871
           12/95             14,729                  14,957
           12/96             18,079                  18,397
           12/97             24,063                  24,534
           12/98             30,940                  31,543



------------------------------------     -------------------------------------

        Equity Index Fund                           S&P 500 Index
        -----------------                           -------------

                      Total Return                             Total Return
Period     Growth   ----------------     Period     Growth   ----------------
Ended        of     Cumu-    Annual      Ended        of     Cumu-    Annual
12/31/98   $10,000  lative   Average     12/31/98   $10,000  lative   Average
------------------------------------     ------------------------------------
1 Year     $12,858   28.6%   28.6%       1 Year     $12,857   28.6%   28.6%
5 Years    $29,136  191.4%   23.8%       5 Years    $29,400  194.0%   24.1%
Since                                    Since
 2/5/93                                    2/5/93
Inception* $30,940  209.4%   21.1%       Inception* $31,543  215.4%   21.5%
------------------------------------     -------------------------------------

  The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                                   BOND FUND

  The Bond Fund seeks a high level of return consistent with preservation of capital through investment in public debt securities. The fund typically invests heavily in Corporate and Agency securities, which yield significantly more than U.S. Treasury securities. In 1998, several events occurred which caused a "flight to quality" into only the most liquid U.S. Treasury securities, leading these securities to outperform all other debt asset classes. Over the longer term, the higher yielding securities would be expected to outperform U.S. Treasuries. The Bond Fund returned 7.2% for 1998 versus the Lehman Brothers Government/Corporate Bond Index of 9.5%.

                       [PERFORMANCE GRAPH APPEARS HERE]

                                                    Lehman Bros.
                        Bond Fund              Gov't/Corp. Bond Index
                        ---------              ----------------------

         12/88            10,000                        10,000
         12/89            11,272                        11,424
         12/90            11,838                        12,369
         12/91            13,697                        14,365
         12/92            14,873                        15,454
         12/93            16,844                        17,160
         12/94            16,318                        16,560
         12/95            19,489                        19,746
         12/96            20,169                        20,318
         12/97            22,271                        22,301
         12/98            23,864                        24,413



------------------------------------     -------------------------------------

                                                    Lehman Bros.
           Bond Fund                           Gov't/Corp. Bond Index
           ---------                           ----------------------

                      Total Return                             Total Return
Period     Growth   ----------------     Period     Growth   ----------------
Ended        of     Cumu-    Annual      Ended        of     Cumu-    Annual
12/31/98   $10,000  lative   Average     12/31/98   $10,000  lative   Average
------------------------------------     ------------------------------------
1 Year     $10,715    7.2%    7.2%       1 Year     $10,947    9.5%    9.5%
5 Years    $14,168   41.7%    7.2%       5 Years    $14,227   42.3%    7.3%
10 Years   $23,864  138.6%    9.1%       10 Years   $24,413  144.1%    9.3%
------------------------------------     -------------------------------------

  The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                             SHORT-TERM BOND FUND

  The Short-Term Bond Fund seeks a high level of return consistent with preservation of capital through investment in public debt securities. The fund typically invests heavily in Corporate, Agency and Mortgage Backed securities, which yield significantly more than U.S. Treasury securities. In 1998, several events occurred which caused a "flight to quality" into only the most liquid U.S. Treasury securities, leading these securities to outperform all other debt asset classes. Over the longer term, the higher yielding securities would be expected to outperform U.S. Treasuries. The Short-Term Bond Fund returned 5.7% for 1998 versus the Salomon Brothers 1-3 year Bond Index of 7.0%.

                       [PERFORMANCE CHART APPEARS HERE]


                        GROWTH OF A $10,000 INVESTMENT

               Short Term Bond Fund    Salomon Bros. 1-3 Yr Bond Index
 2/93                 10,000                    10,000
12/93                 10,449                    10,448
12/94                 10,600                    10,511
12/95                 11,421                    11,655
12/96                 11,985                    12,257
12/97                 12,705                    13,074
12/98                 13,425                    13,985


------------------------------------     -------------------------------------

        Short-Term Bond Fund                Salomon Bros. 1-3 Yr Bond Index
        --------------------                -------------------------------

                      Total Return                             Total Return
Period     Growth   ----------------     Period     Growth   ----------------
Ended        of     Cumu-    Annual      Ended        of     Cumu-    Annual
12/31/98   $10,000  lative   Average     12/31/98   $10,000  lative   Average
------------------------------------     ------------------------------------
1 Year     $10,566    5.7%    5.7%       1 Year     $10,697    7.0%    7.0%
5 Years    $12,848   28.5%    5.1%       5 Years    $13,386   33.9%    6.0%
Since                                    Since
 2/5/93                                   2/5/93
 inception $13,425   34.2%    5.1%        inception $13,985   39.9%    5.8%
------------------------------------     -------------------------------------

The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the preformance return line of the index does not.

                              MID-TERM BOND FUND

  The Mid-Term Bond Fund seeks a high level of return consistent with preservation of capital through investment in public debt securities. The fund typically invests heavily in Corporate and Agency securities, which yield significantly more than U.S. Treasury securities. In 1998, several events occurred which caused a "flight to quality" into only the most liquid U.S. Treasury securities, leading these securities to outperform all other debt asset classes. Over the longer term, the higher yielding securities would be expected to outperform U.S. Treasuries. The Mid-Term Bond Fund returned 6.4% for 1998 versus the Salomon Brothers 3-7 year Bond Index of 8.9%.


                       [PERFORMANCE GRAPH APPEARS HERE]

                                               Salomon Bros.
                        Mid-Term Bond      3-7 Year Bond Index
                        -------------      -------------------

          2/93             10,000                 10,000
         12/93             10,727                 10,722
         12/94             10,355                 10,436
         12/95             12,042                 12,197
         12/96             12,510                 12,669
         12/97             13,429                 13,717
         12/98             14,282                 14,939


------------------------------------      -----------------------------------

        Mid-Term Bond Fund                Salomon Bros. 3-7 Year Bond Index
        ------------------                ----------------------------------

                      Total Return                             Total Return
Period     Growth   ----------------     Period     Growth   ----------------
Ended        of     Cumu-    Annual      Ended        of     Cumu-    Annual
12/31/98   $10,000  lative   Average     12/31/98   $10,000  lative   Average
------------------------------------     ------------------------------------
1 Year     $10,000    6.4%    6.4%       1 Year     $10,000    8.9%    8.9%
5 Years    $13,314   33.1%    5.9%       5 Years    $13,933   39.3%    6.9%
Since                                    Since
 2/5/93                                   2/5/93
Inception* $14,282   42.8%    6.2%       Inception* $14,939   49,4%    7.0%
------------------------------------     -------------------------------------


  The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

                                COMPOSITE FUND

  The Composite Fund invests in approximately 100 of the stocks listed in the Standard & Poor's 500 Index, along with publicly-traded debt securities and money market instruments. The objective of the Fund is to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk by means of a diversified portfolio. During 1998, the benchmark for the Fund was a blend of 50% stocks (as represented by the S&P 500 Index), 40% bonds (as represented by the Lehman Brothers Government/Corporate Bond Index) and 10% cash (as represented by the Salomon Brothers 3-month Treasury Bill Index.) The equity portion of the Index underperformed its benchmark, in part, due to stock selection from within the S&P 500 Index universe. Performance of the Index was primarily driven by the largest capitalized companies while other companies within the Index did not fare as well. The Fund's investment in these less dominant companies, on a market capitalized basis, had a negative impact on performance. The bond portion underperformed its index due to an intentional overweight in corporate securities versus the Index. In normal times this process will provide favorable income and yield to the Fund; however, the many uncertainties in the capital markets during the year results in Treasury securities rallying strongly and corporate securities lagging. As the factors that are unsettling the market are resolved, spreads between treasuries and corporate securities should trend back to historical levels. Investing in high quality commercial paper enabled the money market portion of the Fund to outperform the Salomon Treasury Bill Index.

                       [PERFORMANCE GRAPH APPEARS HERE]

                                            Lehman Bros.       Salomon Bros. 3 Mo.
        Composite Fund  S&P 500 Index  Gov't/Corp. Bond Index  Treasury Bill Index
        --------------  -------------  ----------------------  -------------------
12/88       10,000          10,000            10,000                 10,000
12/89       11,891          11,424            13,144                 10,863
12/90       12,246          12,369            12,724                 11,724
12/91       14,467          14,365            16,610                 12,399
12/92       15,327          15,454            17,886                 12,847
12/93       17,959          17,160            19,673                 13,244
12/94       17,407          16,560            19,934                 13,806
12/95       21,220          19,746            27,425                 14,600
12/96       23,743          20,318            33,733                 15,367
12/97       27,947          22,301            44,986                 16,174
12/98       31,988          24,413            57,839                 16,991



------------------------------------     -------------------------------------

         Composite Fund                             S&P 500 Index
         --------------                             -------------

                      Total Return                             Total Return
Period     Growth   ----------------     Period     Growth   ----------------
Ended        of     Cumu-    Annual      Ended        of     Cumu-    Annual
12/31/98   $10,000  lative   Average     12/31/98   $10,000  lative   Average
------------------------------------     ------------------------------------
1 Year     $11,446   14.5%   14.5%       1 Year     $12,857   28.6%   28.6%
5 Years    $17,812   78.1%   12.2%       5 Years    $29,400  194.0%   24.1%
10 Years   $31,988  219.9%   12.3%       10 Years   $57,839  478.4%   19.2%
------------------------------------     -------------------------------------

------------------------------------     -------------------------------------

            Lehman Bros.                            Salomon Bros.
       Gov't/Corp. Bond Index                   3 month T-Bill Index
       ----------------------                   --------------------

                      Total Return                             Total Return
Period     Growth   ----------------     Period     Growth   ----------------
Ended        of     Cumu-    Annual      Ended        of     Cumu-    Annual
12/31/98   $10,000  lative   Average     12/31/98   $10,000  lative   Average
------------------------------------     ------------------------------------
1 Year     $10,947    9.5%    9.5%       1 Year     $10,505    5.1%    5.1%
5 Years    $14,227   42.3%    7.3%       5 Years    $12,829   28.3%    5.1%
10 Years   $24,413  144.1%    9.3%       10 Years   $16,991   69.9%    5.4%
------------------------------------     -------------------------------------

  The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the indices do not.

                            AGGRESSIVE EQUITY FUND

  The investment objective of the Aggressive Equity Fund is capital growth, by investing in both value and growth companies. During 1998, the Fund was invested approximately 50% in growth stocks and 50% in value stocks. The Fund's performance for the year of -5.1% lagged the Russell 2000 Index's performance of -2.6%. The underperformance of the Russell 2000 reflects investors' preference for larger capitalized companies, which significantly outperformed their small cap counterparts. For a portion of the year, the Fund was over-weighted in the energy sector, the worst performing sector within the Russell 2000 during 1998. This overweighting had a negative impact on Fund performance. This sector's performance should improve as worldwide demand for energy stabilizes and global economies improve. Positive contributors to Fund performance included technology and consumer staples.

                       [PERFORMANCE GRAPH APPEARS HERE]

                        GROWTH OF A $10,000 INVESTMENT

                  Agressive Equity Fund    Russell 2000 Index
    5/94*                10,000                10,000
   12/94                 10,597                 9,845
   12/95                 14,640                12,645
   12/96                 18,608                14,730
   12/97                 22,556                18,024
   12/98                 21,395                17,564


------------------------------------     -------------------------------------

      Aggressive Equity Fund                        Russell 2000 Index
      ----------------------                        ------------------

                       Total Return                              Total Return
Period      Growth   ----------------     Period      Growth   ----------------
Ended         of     Cumu-    Annual      Ended         of     Cumu-    Annual
12/31/98    $10,000  lative   Average     12/31/98    $10,000  lative   Average
-------------------------------------     -------------------------------------
1 Year      $ 9,486   -5.1%   -5.1%       1 Year      $ 9,745   -2.6%    -2.6%
Since                                     Since
 5/2/94                                    5/2/94
 inception* $21,395  114.0%   17.7%        inception* $17,564   75.6%    12.8%
------------------------------------     --------------------------------------

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the preformance return line of the index does not.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1998

                                       Discount             Face     Amortized
                               Rating*   Rate   Maturity   Amount      Cost
                               ------- -------- -------- ---------- -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (100%)
 Albertson's, Inc. ...........  A1/P1    5.25%  01/12/99 $1,910,000 $ 1,906,926
 Albertson's, Inc. ...........  A1/P1    5.22   01/12/99  1,539,000   1,536,538
 Allied Signal, Inc. .........  A1/P1    5.55   01/19/99    490,000     488,631
 Allied Signal, Inc. .........  A1/P1    5.55   01/21/99  1,510,000   1,505,293
 Allied Signal, Inc. .........  A1/P1    5.35   01/29/99    680,000     677,158
 American Express Credit
  Corp. ......................  A1/P1    4.25   01/07/99    200,000     199,858
 Atlantic Richfield Corp. ....  A1/P1    5.25   01/15/99  3,500,000   3,492,832
 Bemis, Inc. .................  A1/P1    5.08   01/14/99  3,000,000   2,994,464
 Bemis, Inc. .................  A1/P1    5.25   01/14/99    865,000     863,355
 Central Illinois Light Co. .. A1+/P1    5.35   01/19/99  2,885,000   2,877,247
 Consolidated Natural Gas
  Co. ........................ A1+/P1    5.10   01/19/99    223,000     222,428
 Du Pont (E.I.) De Numours &
  Co. ........................ A1+/P1    5.27   01/06/99  3,240,000   3,237,611
 Duke Power Company...........  A1/P1    5.65   01/15/99  1,000,000     997,801
 Eaton Corp. .................  A1/P1    5.25   01/22/99  3,500,000   3,489,242
 Export Development Corp. .... A1+/P1    5.25   01/12/99  3,500,000   3,494,345
 Florida Power Corp. ......... A1+/P1    5.25   01/12/99  3,000,000   2,995,153
 Ford Motor Credit Co. .......  A1/P1    5.20   01/04/99  2,025,000   2,024,115
 Ford Motor Credit Co. Puerto
  Rico, Inc. .................  A1/P1    5.35   01/08/99  2,000,000   1,997,911
 GTE Funding, Inc. ...........  A1/P1    5.15   02/01/99  3,500,000   3,484,423
 General Electric Capital
  Corp. ...................... A1+/P1    5.32   01/12/99    940,000     938,461
 General Electric Capital
  Corp. ...................... A1+/P1    5.33   01/14/99  3,000,000   2,994,206
 Heinz (H.J.) Co. ............  A1/P1    5.50   01/06/99  1,750,000   1,748,661
 Heinz (H.J.) Co. ............  A1/P1    5.20   01/14/99  2,090,000   2,086,050
 IBM Credit Corp. ............  A1/P1    5.25   01/08/99  1,000,000     998,972
 International Business Ma-
  chines......................  A1/P1    5.27   01/08/99  2,500,000   2,497,418
 Lucent Technologies, Inc. ...  A1/P1    5.20   01/11/99  1,400,000   1,397,970
 Lucent Technologies, Inc. ...  A1/P1    5.10   01/15/99  2,830,000   2,824,357
 Merrill Lynch & Co, Inc. .... A1+/P1    5.08   01/04/99    818,000     817,650
 Merrill Lynch & Co, Inc. .... A1+/P1    5.08   01/08/99  1,520,000   1,518,482
 Merrill Lynch & Co, Inc. .... A1+/P1    5.33   01/29/99  1,530,000   1,523,631
 PepsiCo, Inc. ...............  A1/P1    5.10   01/14/99  2,165,000   2,160,997
 PetroFina Delaware, Inc. ....  A1/P1    5.07   01/08/99  2,000,000   1,998,007
 PetroFina Delaware, Inc. ....  A1/P1    5.40   01/08/99  2,212,000   2,209,668
 Proctor & Gamble Co. ........ A1+/P1    5.00   01/06/99  1,400,000   1,399,022
 Proctor & Gamble Co. ........ A1+/P1    5.13   01/19/99  1,500,000   1,496,137
 Sony Capital Corp. ..........  A1/P1    5.35   01/04/99  3,890,000   3,888,260
 Toyota Credit de Puerto Rico
  Corp. ...................... A1+/P1    5.31   01/06/99  1,725,000   1,723,717
 Toyota Credit de Puerto Rico
  Corp. ...................... A1+/P1    5.09   01/08/99    605,000     604,395
 Toyota Credit de Puerto Rico
  Corp. ...................... A1+/P1    5.05   01/13/99  2,000,000   1,996,596
 Wisconsin Energy Corp. ...... A1+/P1    5.10   01/12/99  1,500,000   1,497,650
 Xerox Credit Corp. .......... A1+/P1    5.23   01/12/99  2,300,000   2,296,308
 Xerox Credit Corp. .......... A1+/P1    5.00   01/12/99  1,667,000   1,664,453
                                                                    -----------
Total Short-Term Debt Securities:
 (Cost: $80,766,399) 100%.......................................... $80,766,399
                                                                    ===========

-------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services. Inc.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1998

                                                              Shares   Value
                                                              ------ ----------
INDEXED ASSETS:
Common Stocks
 3Com Corp. ................................................. 15,469 $  693,204
 Abbott Laboratories......................................... 65,029  3,186,421
 Adobe Systems, Inc. ........................................  2,982    139,408
 Advanced Micro Devices, Inc. ...............................  6,384    184,737
 Aeroquip-Vickers, Inc. .....................................  1,253     37,511
 AES Corp. ..................................................  7,805    369,761
 Aetna, Inc. ................................................  6,125    481,578
 Air Products & Chemicals, Inc. .............................  9,983    399,320
 AirTouch Communications, Inc. .............................. 24,513  1,768,000
 Alberto-Culver Co. Cl B.....................................  2,446     65,277
 Albertson's, Inc. .......................................... 10,591    674,514
 Alcan Aluminum Ltd. ........................................  9,754    263,967
 Alcoa, Inc. ................................................  7,866    586,508
 Allegheny Teledyne, Inc. ...................................  8,743    178,685
 Allergan, Inc. .............................................  2,901    187,839
 AlliedSignal, Inc. ......................................... 24,158  1,070,501
 Allstate Corp. ............................................. 35,157  1,357,939
 Alltel Corp. ............................................... 11,838    708,060
 Alza Corp. .................................................  3,842    200,744
 Amerada Hess Corp. .........................................  4,036    200,791
 Ameren Corp. ...............................................  5,880    251,002
 American Electric Power, Inc. ..............................  8,254    388,453
 American Express Co. ....................................... 19,372  1,980,787
 American General Corp. ..................................... 10,872    848,015
 American Greetings Corp. Cl A...............................  3,134    128,689
 American Home Products Corp. ............................... 56,476  3,180,304
 American Int'l. Group, Inc. ................................ 44,990  4,347,158
 American Stores Co. ........................................ 11,956    441,624
 Ameritech Corp. ............................................ 47,273  2,995,926
 Amgen, Inc. ................................................ 10,979  1,147,991
 Amoco Corp. ................................................ 40,906  2,469,699
 AMP, Inc. ..................................................  9,529    496,103
 AMR Corp. ..................................................  7,941    471,496
 Anadarko Petroleum Corp. ...................................  5,329    164,532
 Andrew Corp. ...............................................  3,821     63,046
 Anheuser-Busch Cos., Inc. .................................. 20,479  1,343,934
 Aon Corp. ..................................................  7,336    406,231
 Apache Corp. ...............................................  4,376    110,767
 Apple Computer, Inc. .......................................  5,975    244,601
 Applied Materials, Inc. .................................... 15,941    680,481
 Archer-Daniels-Midland Co. ................................. 25,420    436,906
 Armco, Inc. ................................................  4,787     20,943
 Armstrong World Inds., Inc. ................................  1,776    107,115
 Asarco, Inc. ...............................................  1,760     26,510
 Ascend Communications, Inc. ................................  9,358    615,288
 Ashland, Inc. ..............................................  3,393    164,136
 Associates First Capital Corp. ............................. 31,303  1,326,464
 AT&T Corp. ................................................. 77,400  5,824,350
 Atlantic Richfield Co. ..................................... 13,856    904,104
 Autodesk, Inc. .............................................  2,086     89,046
 Automatic Data Processing, Inc ............................. 13,031  1,044,923
 AutoZone, Inc. .............................................  6,778    223,250
 Avery Dennison Corp. .......................................  4,982    224,501
 Avon Products, Inc. ........................................ 11,257    498,122
 Baker Hughes, Inc. ......................................... 14,098    249,358
 Ball Corp. .................................................  1,353     61,899
 Baltimore Gas & Electric Co. ...............................  6,597    203,682
 Banc One Corp. ............................................. 50,177  2,562,163
 Bank of New York Co., Inc. ................................. 32,812  1,320,683
 Bankamerica Corp. .......................................... 74,157  4,458,689
 BankBoston Corp. ........................................... 12,831    499,607
 Bankers Trust New York Corp. ...............................  4,163    355,676
 Bard (C.R.), Inc. ..........................................  2,312    114,444
 Barrick Gold Corp. ......................................... 16,090    313,755

                                                             Shares    Value
                                                             ------- ----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Battle Mountain Gold Co. ..................................  10,197 $   42,062
 Bausch & Lomb, Inc. .......................................   2,480    148,800
 Baxter International, Inc. ................................  12,337    793,423
 BB & T Corp. ..............................................  12,811    516,443
 Bear Stearns Cos., Inc. ...................................   4,824    180,297
 Becton Dickinson & Co. ....................................  10,665    455,262
 Bell Atlantic Corp. .......................................  66,514  3,525,242
 BellSouth Corp. ...........................................  83,796  4,179,325
 Bemis, Inc. ...............................................   2,369     89,873
 Berkshire Hathaway, Inc Cl A...............................      12    812,000
 Bestfoods..................................................  12,326    656,359
 Bethlehem Steel Corp. .....................................   5,752     48,173
 Biomet, Inc. ..............................................   4,975    200,243
 Black & Decker Corp. ......................................   3,893    218,251
 Block (H. & R.), Inc. .....................................   4,455    200,475
 BMC Software, Inc. ........................................   9,297    414,297
 Boeing Co. ................................................  42,812  1,396,741
 Boise Cascade Corp. .......................................   2,500     77,500
 Boston Scientific Corp. ...................................  16,949    454,445
 Briggs & Stratton Corp. ...................................   1,070     53,366
 Bristol-Myers Squibb Co. ..................................  42,574  5,696,933
 Brown-Forman Corp. Cl B....................................   3,048    230,695
 Browning-Ferris Inds., Inc. ...............................   7,711    219,281
 Brunswick Corp. ...........................................   4,396    108,801
 Burlington Northern Santa Fe...............................  20,235    682,931
 Burlington Resources, Inc. ................................   7,594    271,960
 Cabletron Systems, Inc. ...................................   7,297     61,112
 Campbell Soup Co. .........................................  19,325  1,062,875
 Capital One Financial Corp. ...............................   2,857    328,555
 Cardinal Health, Inc. .....................................   8,601    652,600
 Carolina Power & Light Co. ................................   6,528    307,224
 Case Corp. ................................................   3,304     72,068
 Caterpillar, Inc. .........................................  15,472    711,712
 CBS Corp. .................................................  30,459    997,532
 Cendant Corp. .............................................  36,798    701,461
 Centex Corp. ..............................................   2,645    119,190
 Central & South West Corp. ................................   9,110    249,955
 Ceridian Corp. ............................................   3,086    215,441
 Champion International Corp. ..............................   4,244    171,882
 Charles Schwab Corp. ......................................  17,295    971,734
 Chase Manhattan Corp. .....................................  36,241  2,466,653
 Chevron Corp. .............................................  27,957  2,318,683
 Chubb Corp. ...............................................   7,029    456,006
 CIGNA Corp. ...............................................   8,907    688,622
 Cincinnati Financial Corp. ................................   7,154    262,015
 CiNergy Corp. .............................................   7,035    241,828
 Circuit City Group, Inc. ..................................   4,438    221,622
 Cisco Systems, Inc. .......................................  67,661  6,279,786
 Citigroup, Inc. ...........................................  97,352  4,818,924
 Clear Channel Communications...............................  10,838    590,671
 Clorox Co. ................................................   4,436    518,180
 Coastal Corp. .............................................   9,174    320,516
 Coca-Cola Co. ............................................. 105,628  7,063,872
 Coca-Cola Enterprises, Inc. ...............................  16,794    600,385
 Colgate-Palmolive Co. .....................................  12,630  1,173,011
 Columbia Energy Group......................................   3,700    213,675
 Columbia/HCA Healthcare Corp. .............................  27,844    689,139
 Comcast Corp. Cl A.........................................  15,923    934,481
 Comerica, Inc. ............................................   6,709    457,469
 Compaq Computer Corp. .....................................  72,844  3,054,895
 Computer Associates Intl., Inc. ...........................  23,218    989,667
 Computer Sciences Corp. ...................................   6,836    440,494
 Conagra, Inc. .............................................  20,967    660,460
 Conseco, Inc. .............................................  13,564    414,549

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                             Shares    Value
                                                             ------- ----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Consolidated Edison, Inc. .................................   9,992 $  528,327
 Consolidated Natural Gas Co. ..............................   4,255    229,770
 Consolidated Stores Corp. .................................   4,852     97,949
 Cooper Industries, Inc. ...................................   4,584    218,599
 Cooper Tire & Rubber Co. ..................................   3,437     70,243
 Coors (Adolph) Co. Cl B....................................   1,611     90,920
 Corning, Inc. .............................................  10,082    453,690
 Costco Co. ................................................   9,338    674,086
 Countrywide Credit Industries..............................   4,928    247,324
 Crane Co. .................................................   3,052     92,117
 Crown Cork & Seal, Inc. ...................................   5,521    170,115
 CSX Corp. .................................................   9,416    390,764
 Cummins Engine Co., Inc. ..................................   1,708     60,634
 CVS Corp. .................................................  16,821    925,155
 Cyprus Amax Minerals Co. ..................................   4,156     41,560
 Dana Corp. ................................................   7,093    289,926
 Danaher Corp. .............................................   5,731    311,264
 Darden Restaurants, Inc. ..................................   6,176    111,168
 Data General Corp. ........................................   2,197     36,113
 Dayton-Hudson Corp. .......................................  18,977  1,029,502
 Deere & Co. ...............................................  10,288    340,790
 Dell Computer Corp. .......................................  54,569  3,993,768
 Delta Air Lines, Inc. .....................................   6,159    320,268
 Deluxe Corp. ..............................................   3,585    131,076
 Dillard's Inc. Cl A........................................   4,608    130,752
 Disney (Walt) Co. .........................................  87,785  2,633,550
 Dollar General Corp. ......................................   8,201    193,748
 Dominion Resources, Inc. ..................................   8,535    399,011
 Donnelley (R.R.) & Sons Co. ...............................   5,946    260,509
 Dover Corp. ...............................................   9,624    352,479
 Dow Chemical Co. ..........................................   9,548    868,271
 Dow Jones & Co., Inc. .....................................   4,159    200,151
 DTE Energy Co. ............................................   6,216    266,511
 Du Pont (E.I.) de Nemours & Co.............................  48,242  2,559,841
 Duke Energy Corp. .........................................  15,614  1,000,271
 Dun & Bradstreet Corp. ....................................   7,300    230,406
 Eastern Enterprises........................................     957     41,868
 Eastman Chemical Co. ......................................   3,516    157,341
 Eastman Kodak Co. .........................................  13,974  1,006,128
 Eaton Corp. ...............................................   3,168    223,938
 Ecolab, Inc. ..............................................   5,753    208,186
 Edison International.......................................  15,383    428,801
 EG&G, Inc. ................................................   2,039     56,709
 Electronic Data Systems Corp. .............................  21,255  1,068,063
 EMC Corp. .................................................  21,504  1,827,840
 Emerson Electric Co. ......................................  18,999  1,149,439
 Engelhard Corp. ...........................................   6,413    125,053
 Enron Corp. ...............................................  14,266    814,053
 Entergy Corp. .............................................  10,637    331,076
 Equifax, Inc. .............................................   6,360    217,432
 Exxon Corp. ............................................... 104,177  7,617,943
 FDX Corp. .................................................   6,323    562,747
 Federated Department Stores, Inc. .........................   8,839    385,048
 Federal Home Loan Mortgage Corp. ..........................  29,078  1,873,713
 Fifth Third Bancorp........................................  11,507    820,592
 First Data Corp. ..........................................  19,094    605,041
 First Union Corp. .........................................  42,453  2,581,673
 FirstEnergy Corp. .........................................  10,226    332,984
 Fleet Financial Group, Inc. ...............................  24,515  1,095,514
 Fleetwood Enterprises, Inc. ...............................   1,528     53,098
 Fluor Corp. ...............................................   3,305    140,669
 FMC Corp. .................................................   1,532     85,792
 Federal National Mortgage Association......................  44,431  3,287,894
 Ford Motor Co. ............................................  51,848  3,042,829

                                                             Shares    Value
                                                             ------- ----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Fort James Corp. ..........................................   9,510 $  380,400
 Fortune Brands, Inc. ......................................   7,377    233,297
 Foster Wheeler Corp. ......................................   1,808     23,843
 FPL Group, Inc. ...........................................   7,751    477,655
 Franklin Resources, Inc. ..................................  11,020    352,640
 Fred Meyer, Inc. ..........................................   6,664    401,506
 Freeport-McMoran Copper & Gold, Inc. Cl B..................   7,220     75,358
 Frontier Corp. ............................................   7,610    258,740
 Fruit of the Loom, Inc. Cl A...............................   3,199     44,186
 Gannett Co., Inc. .........................................  12,147    783,481
 Gap, Inc. .................................................  24,830  1,396,687
 Gateway 2000, Inc. ........................................   6,742    345,106
 General Dynamics Corp. ....................................   5,466    320,444
 General Electric Co. ...................................... 140,410 14,330,595
 General Instrument Corp. ..................................   7,417    251,714
 General Mills, Inc. .......................................   6,553    509,495
 General Motors Corp. ......................................  28,044  2,006,898
 Genuine Parts Co. .........................................   7,929    265,125
 Georgia-Pacific (Timber Group).............................   3,898    228,276
 Gillette Co. ..............................................  47,533  2,296,438
 Golden West Financial Corp. ...............................   2,455    225,092
 Goodrich (B.F.) Co. .......................................   3,283    117,777
 Goodyear Tire & Rubber Co. ................................   6,799    342,924
 GPU, Inc. .................................................   5,483    242,280
 Grainger (W.W.), Inc. .....................................   4,096    170,496
 Great Atlantic & Pac. Tea, Inc. ...........................   1,697     50,273
 Great Lakes Chemical Corp. ................................   2,621    104,840
 GTE Corp. .................................................  41,354  2,688,010
 Guidant Corp. .............................................   6,498    716,404
 Halliburton Co. ...........................................  18,839    558,105
 Harcourt General, Inc. ....................................   3,145    167,274
 Harnischfeger Industries, Inc. ............................   2,120     21,597
 Harrah's Entertainment, Inc. ..............................   4,495     70,515
 Harris Corp. ..............................................   3,550    130,018
 Hartford Financial Services Group..........................  10,003    548,914
 Hasbro, Inc. ..............................................   5,837    210,861
 HBO & Co. .................................................  20,260    581,208
 HCR Manor Care, Inc. ......................................   4,815    141,440
 HealthSouth Corp. .........................................  18,128    279,851
 Heinz (H.J.) Co. ..........................................  15,617    884,312
 Helmerich & Payne, Inc. ...................................   2,232     43,245
 Hercules, Inc. ............................................   4,196    114,865
 Hershey Food Corp. ........................................   6,175    384,007
 Hewlett-Packard Co. .......................................  44,440  3,035,807
 Hilton Hotels Corp. .......................................  11,562    221,123
 Home Depot, Inc. ..........................................  66,979  4,098,277
 Homestake Mining Co. ......................................  10,591     97,304
 Honeywell, Inc. ...........................................   5,432    409,097
 Household International Corp. .............................  20,826    825,230
 Houston Industries, Inc. ..................................  12,271    394,205
 Humana, Inc. ..............................................   7,408    131,955
 Huntington Bancshares, Inc. ...............................   9,105    273,719
 Ikon Office Solutions, Inc. ...............................   6,015     51,503
 Illinois Tool Works, Inc. .................................  10,787    625,646
 IMS Health, Inc. ..........................................   6,908    521,122
 Inco Ltd. .................................................   7,369     77,835
 Ingersoll Rand Co. ........................................   7,093    332,927
 Intel Corp. ...............................................  71,430  8,468,919
 International Paper Co. ...................................  13,168    590,091
 Interpublic Group of Cos., Inc. ...........................   6,043    481,929
 International Business Machines Corp.......................  39,981  7,386,489
 International Flavors & Fragrances, Inc....................   4,547    200,920
 ITT Industries, Inc. ......................................   4,599    182,810

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                             Shares    Value
                                                             ------- ----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Jefferson-Pilot Corp. .....................................   4,572 $  342,900
 Johnson & Johnson..........................................  57,618  4,832,709
 Johnson Controls, Inc. ....................................   3,758    221,722
 Jostens, Inc. .............................................   1,634     42,790
 Kaufman & Broad Home Corp. ................................   1,769     50,858
 Kellogg Co. ...............................................  17,483    596,607
 Kerr-McGee Corp. ..........................................   2,119     81,051
 KeyCorp. ..................................................  19,505    624,160
 Kimberly Clark Corp. ......................................  23,375  1,273,937
 King World Productions, Inc. ..............................   3,247     95,583
 KLA Tencor Corp. ..........................................   3,855    167,210
 Kmart Corp. ...............................................  21,122    323,430
 Knight-Ridder, Inc. .......................................   3,498    178,835
 Kohl's Corp. ..............................................   6,824    419,249
 Kroger Co. ................................................  11,052    668,646
 Laidlaw, Inc. .............................................  14,634    147,254
 Lehman Brothers Holdings, Inc. ............................   5,051    222,559
 Lilly (Eli) & Co. .........................................  47,121  4,187,878
 Limited, Inc. .............................................   9,764    284,376
 Lincoln National Corp. ....................................   4,358    356,538
 Liz Claiborne, Inc. .......................................   2,930     92,478
 Lockheed Martin Corp. .....................................   8,466    717,493
 Loews Corp. ...............................................   4,872    478,674
 Longs Drug Stores Corp. ...................................   1,727     64,762
 Louisiana-Pacific Corp. ...................................   4,871     89,200
 Lowe's Companies, Inc. ....................................  15,206    778,357
 LSI Logic Corp. ...........................................   6,254    100,845
 Lucent Technologies, Inc. .................................  56,346  6,198,059
 Mallinckrodt, Inc. ........................................   3,247    100,048
 Marriott International, Inc. ..............................  10,790    312,910
 Marsh & McLennan Cos., Inc. Cl A...........................  11,099    648,597
 Masco Corp. ...............................................  14,774    424,752
 Mattel, Inc. ..............................................  12,594    287,300
 May Department Stores Co. .................................  10,077    608,398
 Maytag Corp. ..............................................   3,918    243,895
 MBIA, Inc. ................................................   4,257    279,099
 MBNA Corp. ................................................  32,429    808,698
 McDermott International, Inc. .............................   2,627     64,854
 McDonald's Corp. ..........................................  28,990  2,221,358
 McGraw-Hill Cos., Inc. ....................................   4,216    429,505
 MCI WorldCom, Inc. ........................................  78,561  5,636,751
 Mead Corp. ................................................   4,608    135,072
 MediaOne Group, Inc. ......................................  26,179  1,230,413
 Medtronic, Inc. ...........................................  21,012  1,560,141
 Mellon Bank Corp. .........................................  11,264    774,400
 Mercantile Bancorporation..................................   6,787    313,050
 Merck & Co., Inc. .........................................  51,036  7,537,379
 Meredith Corp. ............................................   2,343     88,741
 Merrill Lynch & Co., Inc. .................................  15,301  1,021,341
 MGIC Investment Corp. .....................................   4,795    190,900
 Micron Technology, Inc. ...................................   9,209    465,630
 Microsoft Corp. ........................................... 106,848 14,818,482
 Milacron, Inc. ............................................   1,741     33,514
 Millipore Corp. ...........................................   1,946     55,339
 Minnesota Mining & Mfg. Co. ...............................  17,312  1,231,316
 Mirage Resorts, Inc. ......................................   7,976    119,141
 Mobil Corp. ...............................................  33,416  2,911,369
 Monsanto Co. ..............................................  27,025  1,283,687
 Moore Corp., Ltd. .........................................   3,925     43,175
 Morgan (J.P.) & Co., Inc. .................................   7,541    792,276
 Morgan Stanley Dean Witter Co. ............................  24,753  1,757,463
 Morton International, Inc. ................................   5,377    131,736
 Motorola, Inc. ............................................  25,717  1,570,344
 NACCO Industries, Inc. Cl A................................     362     33,304

                                                             Shares    Value
                                                             ------- ----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Nalco Chemical Co. ........................................   2,924 $   90,644
 National City Corp. .......................................  14,267  1,034,357
 National Semiconductor Corp. ..............................   7,288     98,388
 National Service Industries................................   1,839     69,882
 Navistar International Corp. ..............................   2,976     84,816
 New Century Energies, Inc. ................................   4,942    240,922
 New York Times Co. Cl A....................................   7,814    271,048
 Newell Co. ................................................   6,969    287,471
 Newmont Mining Corp. ......................................   7,420    134,023
 Nextel Communications, Inc. Cl A...........................  12,678    299,517
 Niagara Mohawk Power Corp. ................................   8,314    134,063
 Nicor, Inc. ...............................................   2,119     89,527
 Nike, Inc. Cl B............................................  12,269    497,661
 Nordstrom, Inc. ...........................................   6,602    229,006
 Norfolk Southern Corp. ....................................  16,249    514,890
 Northern States Power Co. .................................   6,719    186,452
 Northern Telecom, Ltd. ....................................  27,944  1,400,672
 Northern Trust Corp. ......................................   4,836    422,243
 Northrop Grumman Corp. ....................................   3,053    223,250
 Novell, Inc. ..............................................  15,188    275,282
 Nucor Corp. ...............................................   3,908    169,021
 Occidental Petroleum Corp. ................................  15,146    255,588
 Omnicom Group, Inc. .......................................   7,370    427,460
 Oneok, Inc. ...............................................   1,399     50,538
 Oracle Corp. ..............................................  41,646  1,795,983
 Oryx Energy Co. ...........................................   4,714     63,344
 Owens Corning..............................................   2,397     84,943
 Owens Illinois, Inc. ......................................   6,894    211,128
 Paccar, Inc. ..............................................   3,467    142,580
 PacifiCorp. ...............................................  12,741    268,357
 Pall Corp. ................................................   5,502    139,269
 Parametric Technology Corp. ...............................  12,080    197,810
 Parker Hannifin Corp. .....................................   4,907    160,704
 Paychex, Inc. .............................................   7,054    362,840
 Peco Energy Co. ...........................................   9,664    402,264
 Penney (J.C.) Co., Inc. ...................................  10,882    510,093
 PennzEnergy Co. ...........................................   2,119     34,566
 Pennzoil-Quaker State Co. .................................   2,119     31,255
 Peoples Energy Corp. ......................................   1,570     62,603
 Peoplesoft, Inc. ..........................................  10,226    193,654
 Pep Boys-Manny, Moe & Jack.................................   2,830     44,395
 PepsiCo, Inc. .............................................  62,870  2,573,740
 Perkin-Elmer Corp. ........................................   2,180    212,686
 Pfizer, Inc. ..............................................  55,610  6,975,579
 PG & E Corp. ..............................................  16,391    516,316
 Pharmacia & Upjohn, Inc. ..................................  21,915  1,240,936
 Phelps Dodge Corp. ........................................   2,604    132,478
 Phillip Morris Cos., Inc. ................................. 104,324  5,581,334
 Phillips Petroleum Co. ....................................  10,911    465,081
 Pioneer Hi-Bred Intl., Inc. ...............................  10,352    279,504
 Pitney Bowes, Inc. ........................................  11,761    776,961
 Placer Dome, Inc. .........................................  11,095    127,592
 PNC Bank Corp. ............................................  12,979    702,488
 Polaroid Corp. ............................................   1,957     36,571
 Potlatch Corp. ............................................   1,287     47,458
 PP&L Resources, Inc. ......................................   6,712    187,097
 PPG Industries, Inc. ......................................   7,643    445,204
 Praxair, Inc. .............................................   7,019    247,419
 Proctor & Gamble Co. ......................................  56,854  5,191,480
 Progressive Corp. of Ohio..................................   3,106    526,078
 Provident Companies, Inc. .................................   5,998    248,917
 Providian Financial Corp. .................................   8,216    616,200
 Public Svc. Enterprise Group, Inc. ........................   9,779    391,160
 Pulte Corp. ...............................................   1,913     53,205

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                              Shares   Value
                                                              ------ ----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Quaker Oats Co. ............................................  5,877 $  349,681
 Ralston Purina Co. ......................................... 13,598    440,235
 Raychem Corp. ..............................................  3,447    111,381
 Raytheon Co. Cl B........................................... 14,535    773,988
 Reebok International Ltd. ..................................  2,505     37,261
 Regions Financial Corp. ....................................  9,540    384,581
 Republic New York Corp. ....................................  4,597    209,450
 Reynolds Metals Co. ........................................  2,856    150,475
 Rite-Aid Corp. ............................................. 11,076    548,954
 RJR Nabisco Holdings Corp. ................................. 14,011    415,951
 Rockwell Intl., Corp. ......................................  8,247    400,494
 Rohm & Haas Co. ............................................  7,377    222,232
 Rowan Cos., Inc. ...........................................  3,779     37,790
 Royal Dutch Petroleum Co. .................................. 91,882  4,398,850
 Rubbermaid, Inc. ...........................................  6,654    209,185
 Russell Corp. ..............................................  1,607     32,642
 Ryder System, Inc. .........................................  3,249     84,474
 Safeco Corp. ...............................................  6,038    259,256
 Safeway, Inc. .............................................. 20,973  1,278,042
 Sara Lee Corp. ............................................. 39,402  1,110,643
 SBC Communications, Inc. ................................... 83,814  4,494,525
 Schering-Plough Corp. ...................................... 62,972  3,479,203
 Schlumberger, Ltd. ......................................... 23,548  1,086,151
 Scientific-Atlanta, Inc. ...................................  3,498     79,798
 Seagate Technology.......................................... 10,509    317,897
 Seagram, Ltd. .............................................. 16,891    641,858
 Sealed Air Corp. ...........................................  3,695    188,675
 Sears Roebuck & Co. ........................................ 16,525    702,312
 Sempra Energy............................................... 10,284    260,956
 Service Corp. International................................. 11,124    423,407
 Shared Medical Systems Corp. ...............................  1,178     58,752
 Sherwin-Williams Co. .......................................  7,368    216,435
 Sigma-Aldrich Corp. ........................................  4,464    131,130
 Silicon Graphics, Inc. .....................................  8,378    107,866
 SLM Holding Corp. ..........................................  7,255    348,240
 Snap-On, Inc. ..............................................  2,623     91,313
 Sonat, Inc. ................................................  4,883    132,146
 Southern Co. ............................................... 30,076    874,083
 Southwest Airlines Co. ..................................... 14,509    325,545
 Springs Industries, Inc. ...................................    819     33,937
 Sprint Corp. (FON Group).................................... 18,457  1,552,695
 Sprint Corp. (PCS Group).................................... 17,800    411,625
 St. Jude Medical, Inc. .....................................  3,735    103,412
 St. Paul Companies, Inc. ................................... 10,169    353,372
 Stanley Works...............................................  3,939    109,307
 Staples, Inc. .............................................. 13,356    583,490
 State Street Corp. .........................................  6,877    478,381
 Summit Bancorp..............................................  7,488    327,132
 Sun America, Inc. ..........................................  9,365    759,735
 Sun Microsystems, Inc. ..................................... 16,308  1,396,372
 Sunoco, Inc. ...............................................  4,148    149,587
 Suntrust Banks, Inc. .......................................  9,040    691,560
 Supervalu, Inc. ............................................  5,368    150,304
 Synovus Financial Corp. .................................... 11,687    284,870
 Sysco Corp. ................................................ 14,315    392,767
 Tandy Corp. ................................................  4,241    174,676
 Tektronix, Inc. ............................................  2,234     67,159
 Tele-Communications, Inc. (TCI Gp."A")                       23,205  1,283,526
 Tellabs, Inc. ..............................................  8,324    570,714
 Temple-Inland, Inc. ........................................  2,467    146,323
 Tenet Healthcare Corp. ..................................... 13,268    348,285

                                                             Shares    Value
                                                             ------ -----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Tenneco, Inc. .............................................  7,528 $   256,422
 Texaco, Inc. .............................................. 23,057   1,219,138
 Texas Instruments, Inc. ................................... 16,707   1,429,492
 Texas Utilities Co. ....................................... 12,179     568,607
 Textron, Inc. .............................................  6,900     523,968
 Thermo Electron Corp. .....................................  6,851     116,038
 Thomas & Betts Corp. ......................................  2,517     109,017
 Time Warner, Inc. ......................................... 52,575   3,262,935
 Times Mirror Co. Cl A......................................  3,526     197,456
 Timken Co. ................................................  2,766      52,208
 TJX Companies.............................................. 14,074     408,146
 Torchmark Corp. ...........................................  6,224     219,785
 Toys R Us, Inc. ........................................... 11,597     195,699
 Transamerica Corp. ........................................  2,690     310,695
 Tribune Co. ...............................................  5,123     338,118
 Tricon Global Restaurants Inc. ............................  6,579     329,772
 TRW, Inc. .................................................  5,243     294,591
 Tupperware Corp. ..........................................  2,561      42,096
 Tyco International Ltd. ................................... 27,608   2,082,678
 U.S. Bancorp............................................... 31,304   1,111,292
 U.S. West, Inc. ........................................... 21,532   1,391,505
 Unicom Corp. ..............................................  9,368     361,253
 Unilever N.V. ............................................. 27,431   2,275,058
 Union Camp Corp. ..........................................  3,077     207,697
 Union Carbide Corp. .......................................  5,796     246,330
 Union Pacific Corp. ....................................... 10,789     486,179
 Union Pacific Resources Group, Inc. ....................... 11,143     100,983
 Union Planters Corp. ......................................  5,830     264,171
 Unisys Corp. .............................................. 11,008     379,088
 United Healthcare Corp. ...................................  8,033     345,921
 United Technologies Corp. .................................  9,741   1,059,333
 Unocal Corp. .............................................. 10,412     303,900
 UNUM Corp. ................................................  5,969     348,440
 US Airways Group, Inc. ....................................  3,873     201,396
 UST, Inc. .................................................  7,968     277,884
 USX-Marathon Group......................................... 13,268     399,698
 USX-U.S. Steel Group.......................................  3,909      89,907
 V F Corp. .................................................  5,173     242,484
 Venator Group, Inc. .......................................  6,003      38,644
 Viacom, Inc. Cl B.......................................... 15,004   1,110,296
 W.R. Grace & Co. ..........................................  3,368      52,835
 Wachovia Corp. ............................................  8,746     764,728
 Wal-Mart Stores, Inc. ..................................... 96,533   7,861,406
 Walgreen Co. .............................................. 21,369   1,251,422
 Warner-Lambert Co. ........................................ 35,197   2,646,374
 Washington Mutual, Inc. ................................... 25,590     977,218
 Waste Management, Inc. .................................... 24,776   1,155,181
 Wells Fargo & Company...................................... 69,294   2,767,614
 Wendy's International, Inc. ...............................  5,647     123,175
 Westvaco Corp. ............................................  4,496     120,549
 Weyerhaeuser Co. ..........................................  8,584     436,174
 Whirlpool Corp. ...........................................  3,372     186,724
 Willamette Industries, Inc. ...............................  4,945     165,657
 Williams Cos., Inc. ....................................... 18,452     575,471
 Winn-Dixie Stores, Inc. ...................................  6,364     285,584
 Worthington Industries, Inc. ..............................  4,289      53,612
 Wrigley (Wm.) Jr. Co. .....................................  5,013     448,976
 Xerox Corp. ............................................... 14,051   1,658,018
                                                                    -----------
 Total Indexed Assets--Common Stocks
 (Cost: $188,724,813) 58.2%........................................ 427,093,187
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                           Face
                                          Rate  Maturity  Amount      Value
                                          ----  -------- --------- ------------
INDEXED ASSETS (Continued):
Short-Term Debt Securities:
U. S. Government (0.1%)
 U.S. Treasury Bill...................... 3.97% 04/08/99 $ 610,000 $    602,703
 U.S. Treasury Bill(a)................... 4.00  03/25/99   200,000      197,964
                                                                   ------------
                                                                        800,667
                                                                   ------------
Commercial Paper (0.5%)
 Ford Motor Credit Co.................... 6.09  01/04/99 2,000,000    1,998,984
 Koch Industries......................... 5.20  01/04/99 1,432,000    1,431,379
                                                                   ------------
                                                                      3,430,363
                                                                   ------------
Total Short-Term Debt Securities
 (Cost: $4,231,921) 0.6%.........................................     4,231,030
                                                                   ------------
Total Indexed Assets
 (Cost: $192,956,734) 58.8%......................................  $431,324,217
                                                                   ============

--------------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1998:

                                          Expiration Underlying Face Unrealized
                                             Date    Amount at Value    Gain
                                          ---------- --------------- ----------
Purchased
 13 S&P 500 Stock Index Futures
  Contracts.............................. March 1999   $4,047,875     $69,875
                                                       ==========     =======

  The face value of futures purchased and outstanding as percentage of total investment in securities: 0.6%.
-------
(a) This security has been segregated by the Custodian to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                            Shares     Value
                                                            ------- -----------
ACTIVE ASSETS:
Common Stocks
Basic Materials (0.8%)
 Barrick Gold Corp. .......................................  22,300 $   434,850
 Cabot Corp. ..............................................  50,000   1,396,875
 Homestake Mining Co. .....................................  35,900     329,831
 Lone Star Technologies, Inc.*.............................  92,000     931,500
 Newmont Mining Corp. .....................................  16,100     290,806
 Oregon Steel Mills, Inc. .................................  55,000     653,125
 Placer Dome, Inc. ........................................  32,200     370,300
 Praxair, Inc. ............................................  38,800   1,367,700
                                                                    -----------
                                                                      5,774,987
                                                                    -----------
Consumer, Cyclical (6.6%)
 American Greetings Corp. Cl A.............................  47,700   1,958,681
 ASA Holdings, Inc. .......................................  17,400     530,700
 Atlantic Coast Airlines, Inc.*............................  74,000   1,850,000
 Bed Bath & Beyond, Inc.*..................................  66,300   2,262,487
 Bergen Brunswig...........................................  87,800   3,062,025
 BJ's Wholesale Club, Inc.*................................  49,300   2,283,206
 Blyth Industries, Inc.*...................................  37,000   1,156,250
 Borders Group, Inc.*......................................  27,700     690,768
 CKE Restaurants, Inc......................................   9,592     282,364
 Clear Channel Communications*.............................  23,450   1,278,025
 Coach USA, Inc.*..........................................  35,000   1,214,062
 Consolidated Graphics, Inc.*..............................  18,500   1,249,906
 Consolidated Stores Corp.*................................  51,000   1,029,562
 ContinentalAirlines, Inc. Cl.B*...........................  19,100     639,850
 Cox Radio, Inc.*..........................................  17,000     718,250
 Dollar Tree Stores*.......................................  26,000   1,135,875
 Ethan Allen Interiors, Inc. ..............................  19,300     791,300
 Family Dollar Stores Inc. ................................  72,300   1,590,600
 Furniture Brands Intl., Inc.*.............................  12,800     348,800
 Gannett Co., Inc. ........................................  34,100   2,199,450
 Jacor Communications, Inc.*...............................  27,850   1,792,843
 Linens'n Things, Inc.*....................................  72,800   2,884,700
 Masco Corp. ..............................................  76,200   2,190,750
 Mattel, Inc. .............................................  28,100     641,031
 Meredith Corp. ...........................................  29,000   1,098,375
 Nordstrom, Inc. ..........................................  38,500   1,335,468
 Office Depot, Inc.*.......................................  55,000   2,031,562
 Outback Steakhouse, Inc.*.................................  39,400   1,571,075
 Outdoor Systems, Inc.*....................................  33,662   1,009,860
 Rent-Way, Inc.*...........................................  24,100     585,931
 Saks Incorporated*........................................  38,000   1,199,375
 Skywest, Inc. ............................................  59,800   1,954,712
 The Men's Wearhouse, Inc.*................................  42,000   1,333,500
 Tiffany & Co. ............................................  30,000   1,556,250
 Westpoint Stevens, Inc.*..................................  20,100     634,406
                                                                    -----------
                                                                     48,091,999
                                                                    -----------
Consumer, Non-Cyclical (6.0%)
 Agouron Pharmaceuticals, Inc.*............................  30,000   1,762,500
 Amazon.com, Inc.*.........................................   7,700   2,473,625
 American Home Products Corp. .............................  32,600   1,835,787
 Anesta Corp.*.............................................  35,000     931,875
 Baxter International, Inc. ...............................  18,000   1,157,625
 Bestfoods.................................................  20,000   1,065,000
 Biogen, Inc.*.............................................   4,600     381,800
 Biomet, Inc. .............................................  18,300     736,575
 Diageo PLC--Sponsored ADR.................................  26,000   1,202,500
 Dura Pharmaceuticals, Inc.*...............................  69,000   1,047,937
 Earthgrains Co. ..........................................  60,500   1,871,718
 Elan Corp Plc -Spons ADR*.................................  12,800     890,400
 Food Lion, Inc. .......................................... 114,500   1,216,562
 Forest Laboratories, Inc.*................................  21,700   1,154,168

-------
* Non-income producing security.

                                                            Shares     Value
                                                            ------- -----------
ACTIVE ASSETS (Continued):
Consumer, Non-Cyclical (Continued)
 Fort James Corp of Virginia...............................  35,000 $ 1,400,000
 Fred Meyer, Inc.*.........................................  25,300   1,524,325
 Health Management Associates*.............................  32,200     696,325
 IDEC Pharmaceuticals Corp.*...............................  13,000     611,000
 Integrated Health Services*...............................  40,000     565,000
 Lilly (Eli) & Co. ........................................  22,500   1,999,687
 Medimmune, Inc.*..........................................  23,900   2,376,556
 Medquist, Inc.*...........................................  53,700   2,121,150
 Metzler Group, Inc.*......................................  26,000   1,265,875
 Omnicare, Inc. ...........................................  49,500   1,720,125
 Phillip Morris Cos., Inc. ................................  60,200   3,220,700
 SangStat Medical Corp.*...................................  36,000     765,000
 Starbucks Corp.*..........................................  37,700   2,115,912
 Suiza Foods Corp.*........................................  30,000   1,528,125
 US Foodservice*...........................................  90,650   2,971,850
 Williams-Sonoma, Inc.*....................................  47,300   1,906,781
                                                                    -----------
                                                                     44,516,483
                                                                    -----------
Energy (1.2%)
 Amoco Corp. ..............................................  33,000   1,992,375
 Elf Aquitaine--ADR........................................  44,000   2,491,500
 Schlumberger, Ltd. .......................................  23,300   1,074,712
 Shell Transport & Trading-ADR.............................  42,700   1,587,906
 USX-Marathon Group........................................  67,700   2,039,462
                                                                    -----------
                                                                      9,185,955
                                                                    -----------
Financial (8.3%)
 American Int'l. Group, Inc. ..............................  42,700   4,125,887
 Aon Corp. ................................................  30,600   1,694,475
 Arden Realty Group........................................  54,100   1,254,443
 ARM Financial Group, Inc. ................................  56,000   1,242,500
 Bankamerica Corp. ........................................  46,863   2,817,637
 Chicago Title Corp. ......................................  28,000   1,314,250
 ChoicePoint, Inc.*........................................   8,200     528,900
 Citigroup Inc. ........................................... 112,100   5,548,950
 Commerce Bancshares, Inc. ................................   7,604     323,161
 Cullen/Frost Bankers, Inc. ...............................  20,000   1,097,500
 Dime Bancorp, Inc. .......................................  46,800   1,237,275
 Equity Residential Prop. Tr. .............................  28,600   1,156,512
 Finova Group, Inc ........................................  32,400   1,747,575
 First Union Corp. ........................................  41,400   2,517,637
 Fleet Financial Group, Inc. ..............................  45,200   2,019,875
 Frontier Insurance Group, Inc. ...........................  40,000     515,000
 Glenborough Realty Trust, Inc. ...........................  60,000   1,222,500
 HCC Insurance Holdings, Inc. .............................  64,000   1,128,000
 Heller Financial, Inc. ...................................  65,000   1,909,375
 Horace Mann Educators Corp. ..............................  48,000   1,368,000
 Household International Corp. ............................  50,598   2,004,945
 Keystone Financial, Inc. .................................  28,000   1,036,000
 Kimco Realty Corp.........................................  29,000   1,150,937
 Loews Corp. ..............................................  20,100   1,974,825
 Mack-Cali Realty Corp. ...................................  38,000   1,173,250
 Morgan Stanley Dean Witter................................  40,000   2,840,000
 National City Corp. ......................................  17,980   1,303,550
 Natl. Commerce Bancorporation.............................  35,000     658,437
 North Fork Bancorporation, Inc. ..........................  51,000   1,220,812
 Oriental Financial Group..................................  62,400   1,953,900
 Providian Financial Corp. ................................  24,300   1,822,500
 Public Storage, Inc. .....................................  40,000   1,082,500
 SL Green Realty Corp. ....................................  66,000   1,427,250
 Sovereign Bancorp, Inc. ..................................  23,000     327,750
 Spieker Pptys, Inc........................................  33,000   1,142,625
 Summit Bancorp............................................  25,000   1,092,187
 Telebanc Financial Corp.*.................................  28,000     952,000

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                            Shares     Value
                                                            ------- -----------
ACTIVE ASSETS (Continued):
Financial (Continued)
 Torchmark Corp. ..........................................  22,100 $   780,406
 Waddell & Reed Financial, Inc. ...........................   6,665     155,501
 Washington Mutual, Inc. ..................................  47,629   1,818,832
                                                                    -----------
                                                                     60,687,659
                                                                    -----------
Industrial (2.6%)
 AFC Cable Systems, Inc.*..................................  20,100     675,862
 BISYS Group, Inc.*........................................  30,400   1,569,400
 Burlington Northern Santa Fe..............................  51,633   1,742,613
 Covenant Transport, Inc. Cl A*............................  57,000   1,018,875
 Dycom Industries, Inc.*...................................  10,500     599,812
 First Data Corp. .........................................  47,600   1,508,325
 Heico Corp. ..............................................  10,800     340,875
 Hooper Holmes, Inc. ......................................  41,750   1,210,750
 Kansas City Southern Inds. ...............................  33,200   1,633,025
 Pittway Corp. ............................................  12,000     396,750
 QRS Corp.*................................................  17,800     854,400
 Semtech Corp.*............................................  30,000   1,076,250
 Sherwin-Williams Co. .....................................  43,200   1,269,000
 Siebel Systems, Inc.*.....................................  13,400     454,762
 Swift Transportation Co., Inc.*...........................  37,000   1,037,158
 Tetra Tech, Inc.*.........................................  45,900   1,242,168
 U.S. Xpress Enterprises, Inc. Cl A*.......................  38,000     570,000
 Williams Cos., Inc. ......................................  40,000   1,247,500
 Young & Rubicam, Inc.*....................................  11,500     372,312
                                                                    -----------
                                                                     18,819,837
                                                                    -----------
Technology (12.9%)
 3Com Corp.*............................................... 110,000   4,929,375
 Altera Corp.*.............................................  16,000     974,000
 Alza Corp.*...............................................  41,400   2,163,150
 Applied Materials, Inc.*..................................  66,800   2,851,525
 Ascend Communications, Inc.*..............................  12,000     789,000
 ASM Lithography Holding NV*...............................  22,800     695,400
 At Home Corp--Ser A*......................................  12,100     898,425
 AT&T Corp. ...............................................  18,000   1,354,500
 Atmel Corp.*..............................................  76,200   1,166,812
 Centocor, Inc.*...........................................  19,300     870,912
 Ceridian Corp.*...........................................  22,700   1,584,743
 Ciena Corp.*..............................................  69,000   1,009,125

-------
* Non-income producing security.

                                                            Shares     Value
                                                            ------- -----------
ACTIVE ASSETS (Continued):
Technology (Continued)
 Cisco Systems, Inc.*...................................... 240,000 $22,275,000
 Citrix Systems, Inc.*.....................................  17,600   1,708,300
 Compaq Computer Corp. .................................... 235,000   9,855,312
 Dionex Corp.*.............................................  33,000   1,208,625
 Excite, Inc.*.............................................  18,600     782,362
 Hewlett-Packard Co. ......................................  30,500   2,083,531
 INKTOMI CORP*.............................................   2,600     336,375
 Intel Corp. ..............................................  90,000  10,670,625
 Intl. Business Machines Corp. ............................  15,852   2,928,657
 Intuit, Inc.*.............................................  11,300     819,250
 Linear Technology Corp. ..................................  63,900   5,723,043
 Maxim Integrated Products, Inc.*..........................  79,200   3,460,050
 Maxtor Corp.*.............................................  27,800     389,200
 Newbridge Networks Corp.*.................................  11,800     358,425
 Novellus Systems, Inc.*...................................  19,000     940,500
 Parametric Technology Corp.*..............................  78,400   1,283,800
 Raytheon Co. Cl B.........................................  48,076   2,560,047
 Sanmina Corp.*............................................  12,900     806,250
 Teradyne, Inc.*...........................................  27,000   1,144,125
 Visual Networks, Inc.*....................................  10,000     375,000
 Xerox Corp. ..............................................  31,000   3,658,000
 Xilinx, Inc.*.............................................  32,000   2,084,000
                                                                    -----------
                                                                     94,737,444
                                                                    -----------
Utilities (1.4%)
 AES Corp.*................................................   9,000     426,375
 CILCORP, Inc. ............................................   8,000     489,500
 Commonwealth Energy System................................  12,000     486,000
 Consolidated Natural Gas Co. .............................  21,000   1,134,000
 Entergy Corp. ............................................  61,300   1,907,962
 MCI WorldCom, Inc.*.......................................  37,441   2,686,391
 MDU Resources Group.......................................  15,000     394,688
 Montana Pwr. Co. .........................................  15,000     848,437
 SBC Communications, Inc. .................................  27,400   1,469,352
 SIGCORP, Inc. ............................................  12,000     429,000
                                                                    -----------
                                                                     10,271,705
                                                                    -----------
 Total Active Assets--Common Stocks
 (Cost: $200,677,628) 39.8%........................................ 292,086,069
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                           Face
                                          Rate  Maturity  Amount      Value
                                          ----  -------- --------- ------------
ACTIVE ASSETS (Continued):
Short-Term Debt Securities:
U. S. Government (0.3%)
 U.S. Treasury Bill...................... 4.42% 01/21/99 $ 200,000 $    199,508
 U.S. Treasury Bill...................... 4.45  01/21/99 1,400,000    1,396,527
                                                                   ------------
                                                                      1,596,035
                                                                   ------------
Commercial Paper (1.1%)
 Duke Energy Corp ....................... 5.25  01/04/99   185,000      184,919
 Ford Motor Credit Co. .................. 6.09  01/04/99 2,000,000    1,998,984
 Grainger (WW)........................... 5.00  01/07/99   400,000      399,667
 Koch Industries......................... 5.20  01/04/99 5,765,000    5,762,502
                                                                   ------------
                                                                      8,346,072
                                                                   ------------
Total Active Assets--Short-Term Debt Securities
 (Cost: $9,942,107) 1.4%.........................................     9,942,107
                                                                   ------------
Total Active Assets
 (Cost: $210,619,735) 41.2%......................................   302,028,176
                                                                   ------------
Total Investments
 (Cost: $403,576,469) 100.0%.....................................  $733,352,393
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1998

                                                              Shares   Value
                                                              ------ ----------
INDEXED ASSETS:
Common Stocks
 3Com Corp. ................................................. 13,802 $  618,502
 Abbott Laboratories......................................... 58,812  2,881,788
 Adobe Systems, Inc. ........................................  2,586    120,896
 Advanced Micro Devices, Inc. ...............................  5,564    161,008
 Aeroquip-Vickers, Inc. .....................................  1,095     32,782
 AES Corp. ..................................................  6,826    323,382
 Aetna, Inc. ................................................  5,540    435,583
 Air Products & Chemicals, Inc. .............................  9,090    363,600
 AirTouch Communications, Inc. .............................. 22,216  1,602,329
 Alberto-Culver Co. Cl B.....................................  2,207     58,899
 Albertson's, Inc. ..........................................  9,540    607,579
 Alcan Aluminum Ltd. ........................................  8,827    238,881
 Alcoa, Inc. ................................................  7,114    530,438
 Allegheny Teledyne, Inc. ...................................  7,631    155,959
 Allergan, Inc. .............................................  2,551    165,177
 AlliedSignal, Inc. ......................................... 21,704    961,759
 Allstate Corp. ............................................. 31,796  1,228,121
 Alltel Corp. ............................................... 10,640    636,405
 Alza Corp. .................................................  3,354    175,247
 Amerada Hess Corp. .........................................  3,547    176,463
 Ameren Corp. ...............................................  5,325    227,311
 American Electric Power, Inc. ..............................  7,391    347,839
 American Express Co. ....................................... 17,520  1,791,420
 American General Corp. .....................................  9,845    767,910
 American Greetings Corp. Cl A...............................  2,825    116,002
 American Home Products Corp. ............................... 51,107  2,877,963
 American Int'l. Group, Inc. ................................ 40,730  3,935,536
 American Stores Co. ........................................ 10,608    391,833
 Ameritech Corp. ............................................ 42,711  2,706,810
 Amgen, Inc. ................................................  9,861  1,031,091
 Amoco Corp. ................................................ 37,032  2,235,807
 AMP, Inc. ..................................................  8,516    443,364
 AMR Corp. ..................................................  7,077    420,197
 Anadarko Petroleum Corp. ...................................  4,658    143,816
 Andrew Corp. ...............................................  3,436     56,694
 Anheuser-Busch Cos., Inc. .................................. 18,521  1,215,441
 Aon Corp. ..................................................  6,545    362,429
 Apache Corp. ...............................................  3,827     96,871
 Apple Computer, Inc. .......................................  5,163    211,360
 Applied Materials, Inc. .................................... 14,215    606,803
 Archer-Daniels-Midland Co. ................................. 23,250    399,609
 Armco, Inc. ................................................  4,186     18,314
 Armstrong World Inds., Inc. ................................  1,554     93,726
 Asarco, Inc. ...............................................  1,539     23,181
 Ascend Communications, Inc. ................................  8,385    551,314
 Ashland, Inc. ..............................................  2,948    142,610
 Associates First Capital Corp. ClA.......................... 28,004  1,186,670
 AT&T Corp. ................................................. 70,001  5,267,575
 Atlantic Richfield Co. ..................................... 12,453    812,558
 Autodesk, Inc. .............................................  1,815     77,478
 Automatic Data Processing, Inc ............................. 11,683    936,831
 AutoZone, Inc. .............................................  5,921    195,023
 Avery Dennison Corp. .......................................  4,552    205,125
 Avon Products, Inc. ........................................ 10,226    452,501
 Baker Hughes, Inc. ......................................... 12,328    218,052
 Ball Corp. .................................................  1,178     53,894
 Baltimore Gas & Electric Co. ...............................  5,739    177,192
 Banc One Corp. ............................................. 45,293  2,312,774
 Bank of New York Co., Inc. ................................. 29,478  1,186,490
 Bankamerica Corp. .......................................... 67,068  4,032,464
 BankBoston Corp. ........................................... 11,398    443,810
 Bankers Trust New York Corp. ...............................  3,693    315,521
 Bard (C.R.), Inc. ..........................................  2,204    109,098
 Barrick Gold Corp. ......................................... 14,476    282,282

                                                              Shares   Value
                                                              ------ ----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Battle Mountain Gold Co. ...................................  8,919 $   36,791
 Bausch & Lomb, Inc. ........................................  2,158    129,480
 Baxter International, Inc. ................................. 11,077    712,390
 BB & T Corp. ............................................... 11,399    459,522
 Bear Stearns Cos., Inc. ....................................  4,415    165,011
 Becton Dickinson & Co. .....................................  9,556    407,922
 Bell Atlantic Corp. ........................................ 60,249  3,193,197
 BellSouth Corp. ............................................ 75,786  3,779,827
 Bemis, Inc. ................................................  2,072     78,607
 Berkshire Hathaway, Inc. Cl A...............................     10    718,900
 Bestfoods................................................... 11,208    596,826
 Bethlehem Steel Corp. ......................................  4,979     41,699
 Biomet, Inc. ...............................................  4,345    174,886
 Black & Decker Corp. .......................................  3,405    190,893
 Block (H. & R.), Inc. ......................................  4,068    183,060
 BMC Software, Inc. .........................................  8,352    372,186
 Boeing Co. ................................................. 38,719  1,263,207
 Boise Cascade Corp. ........................................  2,186     67,766
 Boston Scientific Corp. .................................... 15,090    404,601
 Briggs & Stratton Corp. ....................................    936     46,683
 Bristol-Myers Squibb Co. ................................... 38,504  5,152,317
 Brown-Forman Corp. Cl B.....................................  2,672    202,237
 Browning-Ferris Inds., Inc. ................................  6,744    191,783
 Brunswick Corp. ............................................  3,859     95,510
 Burlington Northern Santa Fe Corp. ......................... 18,348    619,245
 Burlington Resources, Inc. .................................  6,873    246,139
 Cabletron Systems, Inc. ....................................  6,140     51,423
 Campbell Soup Co. .......................................... 17,428    958,540
 Capital One Financial Corp. ................................  2,545    292,675
 Cardinal Health, Inc. ......................................  7,770    589,549
 Carolina Power & Light Co. .................................  5,874    276,445
 Case Corp. .................................................  2,896     63,169
 Caterpillar, Inc. .......................................... 13,900    639,400
 CBS Corp. .................................................. 27,364    896,171
 Cendant Corp. .............................................. 33,037    629,768
 Centex Corp. ...............................................  2,308    104,004
 Central & South West Corp. .................................  8,239    226,058
 Ceridian Corp. .............................................  2,819    196,801
 Champion International Corp. ...............................  3,733    151,187
 Charles Schwab Corp. ....................................... 15,540    873,154
 Chase Manhattan Corp. ...................................... 32,777  2,230,885
 Chevron Corp. .............................................. 25,284  2,096,992
 Chubb Corp. ................................................  6,315    409,686
 CIGNA Corp. ................................................  8,002    618,655
 Cincinnati Financial Corp ..................................  6,472    237,037
 CINergy Corp. ..............................................  6,123    210,478
 Circuit City Group, Inc. ...................................  3,832    191,361
 Cisco Systems, Inc. ........................................ 61,193  5,679,475
 Citigroup Inc. ............................................. 88,046  4,358,277
 Clear Channel Communications, Inc. .........................  9,622    524,399
 Clorox Co. .................................................  4,032    470,988
 Coastal Corp. ..............................................  8,245    288,060
 Coca-Cola Co. .............................................. 95,530  6,388,569
 Coca-Cola Enterprises, Inc. ................................ 15,188    542,971
 Colgate-Palmolive Co. ...................................... 11,347  1,053,853
 Columbia Energy Group.......................................  3,232    186,648
 Columbia/HCA Healthcare Corp. .............................. 24,975    618,131
 Comcast Corp. Cl A.......................................... 14,312    839,936
 Comerica, Inc. .............................................  6,078    414,444
 Compaq Computer Corp. ...................................... 65,880  2,762,843
 Computer Associates Intl., Inc ............................. 20,859    889,115
 Computer Sciences Corp. ....................................  6,051    389,911
 Conagra, Inc. .............................................. 18,963    597,335
 Conseco, Inc. .............................................. 12,023    367,453

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                              Shares   Value
                                                              ------ ----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Consolidated Edison, Inc. ..................................  9,139 $  483,225
 Consolidated Natural Gas Co. ...............................  3,718    200,772
 Consolidated Stores Corp. ..................................  4,181     84,404
 Cooper Industries, Inc. ....................................  4,009    191,179
 Cooper Tire & Rubber Co. ...................................  3,057     62,477
 Coors (Adolph) Co. Cl B.....................................  1,408     79,464
 Corning Inc. ...............................................  9,007    405,315
 Costco Co. .................................................  8,370    604,209
 Countrywide Credit Industries Inc. .........................  4,213    211,440
 Crane Co. ..................................................  2,662     80,359
 Crown Cork & Seal, Inc. ....................................  4,829    148,794
 CSX Corp. ..................................................  8,503    352,875
 Cummins Engine Co., Inc. ...................................  1,490     52,895
 CVS Corp. .................................................. 15,112    831,160
 Cyprus Amax Minerals Co. ...................................  3,635     36,350
 Dana Corp. .................................................  6,401    261,641
 Danaher Corp. ..............................................  5,191    281,936
 Darden Restaurants, Inc. ...................................  5,540     99,720
 Data General Corp. .........................................  1,907     31,346
 Dayton-Hudson Corp. ........................................ 16,965    920,351
 Deere & Co. ................................................  9,243    306,174
 Dell Computer Corp. ........................................ 49,352  3,611,950
 Delta Air Lines, Inc. ......................................  5,534    287,768
 Deluxe Corp. ...............................................  3,137    114,697
 Dillard's Inc. Cl A.........................................  4,178    118,551
 Disney (Walt) Co. .......................................... 79,375  2,381,250
 Dollar General Corp. .......................................  6,983    164,973
 Dominion Resources, Inc. ...................................  7,592    354,926
 Donnelley (R.R.) & Sons Co. ................................  5,263    230,585
 Dover Corp. ................................................  8,654    316,953
 Dow Chemical Co. ...........................................  8,578    780,062
 Dow Jones & Co., Inc. ......................................  3,615    173,972
 DTE Energy Co. .............................................  5,630    241,386
 Du Pont (E.I.) de Nemours & Co ............................. 43,631  2,315,170
 Duke Energy Corp. .......................................... 13,988    896,106
 Dun & Bradstreet Corp. .....................................  6,662    210,269
 Eastern Enterprises.........................................    793     34,694
 Eastman Chemical Co. .......................................  3,071    137,427
 Eastman Kodak Co. .......................................... 12,524    901,728
 Eaton Corp. ................................................  2,771    195,875
 Ecolab Inc. ................................................  4,997    180,829
 Edison International........................................ 13,668    380,996
 EG&G, Inc. .................................................  1,763     49,033
 Electronic Data Systems Corp. .............................. 19,083    958,921
 EMC Corp. .................................................. 19,448  1,653,080
 Emerson Electric Co. ....................................... 17,182  1,039,511
 Engelhard Corp. ............................................  5,610    109,395
 Enron Corp. ................................................ 12,749    727,490
 Entergy Corp. ..............................................  9,563    297,648
 Equifax, Inc. ..............................................  5,740    196,236
 Exxon Corp. ................................................ 94,217  6,889,618
 FDX Corp. ..................................................  5,710    508,190
 Federated Department Stores, Inc. ..........................  7,941    345,930
 Federal Home Loan Mortgage Corp. ........................... 26,337  1,697,090
 Fifth Third Bancorp......................................... 10,397    741,436
 First Data Corp. ........................................... 17,328    549,081
 First Union Corp. .......................................... 38,395  2,334,896
 FirstEnergy Corp. ..........................................  9,187    299,152
 Fleet Financial Group, Inc. ................................ 22,058    985,717
 Fleetwood Enterprises, Inc. ................................  1,508     52,403
 Fluor Corp. ................................................  2,936    124,964
 FMC Corp. ..................................................  1,346     75,376
 Federal National Mortgage Association....................... 40,243  2,977,982
 Ford Motor Co. ............................................. 46,892  2,751,974

                                                            Shares     Value
                                                            ------- -----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Fort James Corp. .........................................   8,554 $   342,160
 Fortune Brands, Inc. .....................................   6,713     212,299
 Foster Wheeler Corp. .....................................   1,581      20,849
 FPL Group, Inc. ..........................................   7,043     434,025
 Franklin Resources, Inc. .................................   9,818     314,176
 Fred Meyer, Inc. .........................................   5,936     357,644
 Freeport-McMoran Copper & Gold. Inc. Cl B.................   7,021      73,282
 Frontier Corp. ...........................................   6,645     225,930
 Fruit of the Loom, Inc. Cl A..............................   2,792      38,565
 Gannett Co., Inc. ........................................  10,913     703,889
 Gap, Inc. ................................................  22,456   1,263,150
 Gateway 2000, Inc. .......................................   6,039     309,121
 General Dynamics Corp. ...................................   4,905     287,556
 General Electric Co. ..................................... 127,068  12,968,878
 General Instrument Corp. .................................   6,487     220,153
 General Mills, Inc. ......................................   5,927     460,824
 General Motors Corp. .....................................  25,390   1,816,972
 Genuine Parts Co. ........................................   6,946     232,257
 Georgia-Pacific Group.....................................   3,409     199,640
 Gillette Co. .............................................  42,989   2,076,906
 Golden West Financial Corp. ..............................   2,223     203,821
 Goodrich (B.F.) Co. ......................................   2,830     101,526
 Goodyear Tire & Rubber Co. ...............................   6,103     307,820
 GPU, Inc. ................................................   4,963     219,303
 Grainger (W.W.), Inc. ....................................   3,793     157,884
 Great Atlantic & Pac. Tea Inc. ...........................   1,485      43,993
 Great Lakes Chemical Corp. ...............................   2,291      91,640
 GTE Corp. ................................................  37,358   2,428,270
 Guidant Corp. ............................................   5,853     645,293
 Halliburton Co. ..........................................  17,018     504,158
 Harcourt General, Inc. ...................................   2,750     146,266
 Harnischfeger Industries, Inc. ...........................   1,855      18,898
 Harrah's Entertainment, Inc. .............................   3,924      61,558
 Harris Corp. .............................................   3,105     113,721
 Hartford Financial Services Group.........................   9,147     501,942
 Hasbro, Inc. .............................................   5,156     186,261
 HBO & Co. ................................................  18,027     517,150
 HCR Manor Care, Inc. .....................................   4,210     123,669
 HealthSouth Corp. ........................................  16,342     252,280
 Heinz (H.J.) Co. .........................................  14,030     794,449
 Helmerich & Payne, Inc. ..................................   1,952      37,820
 Hercules, Inc. ...........................................   3,683     100,822
 Hershey Food Corp. .......................................   5,555     345,452
 Hewlett-Packard Co. ......................................  40,201   2,746,231
 Hilton Hotels Corp. ......................................  10,106     193,277
 Home Depot, Inc. .........................................  60,575   3,706,433
 Homestake Mining Co. .....................................   9,263      85,104
 Honeywell, Inc. ..........................................   4,896     368,730
 Household International Corp. ............................  18,710     741,384
 Houston Industries, Inc. .................................  11,024     354,146
 Humana, Inc. .............................................   6,460     115,069
 Huntington Bancshares, Inc. ..............................   8,210     246,813
 Ikon Office Solutions, Inc. ..............................   5,255      44,996
 Illinois Tool Works, Inc. ................................   9,698     562,484
 IMS Health, Inc. .........................................   6,207     468,241
 Inco Ltd. ................................................   6,443      68,054
 Ingersoll Rand Co. .......................................   6,423     301,480
 Intel Corp. ..............................................  64,601   7,659,256
 International Paper Co. ..................................  11,934     534,792
 Interpublic Group of Cos., Inc. ..........................   5,293     422,117
 International Business Machines Corp. ....................  36,159   6,680,375
 International Flavors & Fragrances, Inc. .................   4,182     184,792
 ITT Industries, Inc. .....................................   4,022     159,875

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                             Shares    Value
                                                             ------ -----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Jefferson-Pilot Corp. .....................................  4,129 $   309,675
 Johnson & Johnson.......................................... 52,187   4,377,185
 Johnson Controls, Inc. ....................................  3,284     193,756
 Jostens, Inc. .............................................  1,546      37,605
 Kaufman & Broad Home Corp. ................................  1,522      43,758
 Kellogg Co. ............................................... 15,881     541,939
 Kerr-McGee Corp. ..........................................  1,852      70,839
 KeyCorp ................................................... 17,640     564,480
 Kimberly Clark Corp. ...................................... 21,000   1,144,500
 King World Productions, Inc. ..............................  2,838      83,544
 KLA Tencor Corp. ..........................................  3,372     146,261
 Kmart Corp. ............................................... 18,937     289,973
 Knight-Ridder, Inc. .......................................  3,045     155,676
 Kohl's Corp. ..............................................  6,129     376,550
 Kroger Co. ................................................  9,938     601,249
 Laidlaw, Inc. ............................................. 12,756     128,357
 Lehman Brothers Holdings, Inc. ............................  4,600     202,688
 Lilly (Eli) & Co. ......................................... 42,617   3,787,586
 Limited, Inc. .............................................  8,810     256,591
 Lincoln National Corp. ....................................  3,899     318,987
 Liz Claiborne, Inc. .......................................  2,563      80,895
 Lockheed Martin Corp. .....................................  7,589     643,168
 Loews Corp. ...............................................  4,463     438,490
 Longs Drug Stores Corp. ...................................  1,499      56,213
 Louisiana-Pacific Corp. ...................................  4,262      78,048
 Lowe's Companies, Inc. .................................... 13,576     694,922
 LSI Logic Corp. ...........................................  5,463      88,091
 Lucent Technologies, Inc. ................................. 51,035   5,613,850
 Mallinckrodt, Inc. ........................................  2,840      87,508
 Marriott International, Inc. Cl A..........................  9,915     287,535
 Marsh & McLennan Cos., Inc. ...............................  9,960     582,038
 Masco Corp. ............................................... 13,194     379,328
 Mattel, Inc. .............................................. 11,391     259,857
 May Department Stores Co. .................................  8,960     540,960
 Maytag Corp. ..............................................  3,487     217,066
 MBIA Inc. .................................................  3,789     248,416
 MBNA Corp. ................................................ 29,176     727,577
 McDermott International, Inc. .............................  2,343      57,843
 McDonald's Corp. .......................................... 26,219   2,009,031
 McGraw-Hill Cos., Inc. ....................................  3,862     393,441
 MCI WorldCom, Inc. ........................................ 71,051   5,097,909
 Mead Corp. ................................................  4,039     118,393
 MediaOne Group, Inc. ...................................... 23,631   1,110,657
 Medtronic, Inc. ........................................... 19,003   1,410,973
 Mellon Bank Corp. ......................................... 10,099     694,306
 Mercantile Bancorporation..................................  6,098     281,270
 Merck & Co., Inc. ......................................... 46,157   6,816,812
 Meredith Corp. ............................................  2,049      77,606
 Merrill Lynch & Co., Inc. ................................. 13,746     917,546
 MGIC Investment Corp. .....................................  4,429     176,330
 Micron Technology, Inc. ...................................  8,256     417,444
 Microsoft Corp. ........................................... 96,690  13,409,653
 Milacron, Inc. ............................................  1,534      29,530
 Millipore Corp. ...........................................  1,700      48,344
 Minnesota Mining & Mfg. Co. ............................... 15,553   1,106,207
 Mirage Resorts, Inc. ......................................  6,968     104,085
 Mobil Corp. ............................................... 30,221   2,633,005
 Monsanto Co. .............................................. 24,279   1,153,253
 Moore Corp., Ltd. .........................................  3,433      37,763
 Morgan (J.P.) & Co., Inc. .................................  6,775     711,798
 Morgan Stanley Dean Witter Co. ............................ 22,386   1,589,406
 Morton International, Inc. ................................  4,702     115,199
 Motorola, Inc. ............................................ 23,196   1,416,406
 NACCO Industries, Inc. Cl A................................    317      29,164

                                                              Shares   Value
                                                              ------ ----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Nalco Chemical Co. .........................................  2,569 $   79,639
 National City Corp. ........................................ 12,738    923,505
 National Semiconductor Corp. ...............................  6,374     86,049
 National Service Industries.................................  1,647     62,586
 Navistar International Corp. ...............................  2,678     76,323
 New Century Energies, Inc. .................................  4,322    210,698
 New York Times Co. Cl A.....................................  7,067    245,137
 Newell Co. .................................................  6,184    255,090
 Newmont Mining Corp. .......................................  6,489    117,208
 Nextel Communications, Inc. Cl A............................ 11,088    261,954
 Niagara Mohawk Power Corp. .................................  7,270    117,229
 Nicor, Inc. ................................................  1,862     78,670
 Nike, Inc. Cl B............................................. 11,167    452,961
 Nordstrom, Inc. ............................................  5,919    205,315
 Norfolk Southern Corp. ..................................... 14,699    465,775
 Northern States Power Co. ..................................  5,850    162,338
 Northern Telecom, Ltd. ..................................... 25,369  1,271,631
 Northern Trust Corp. .......................................  4,328    377,889
 Northrop Grumman Corp. .....................................  2,627    192,099
 Novell, Inc. ............................................... 13,647    247,352
 Nucor Corp. ................................................  3,417    147,785
 Occidental Petroleum Corp. ................................. 13,701    231,204
 Omnicom Group, Inc. ........................................  6,607    383,206
 Oneok, Inc. ................................................  1,225     44,253
 Oracle Corp. ............................................... 37,781  1,629,306
 Oryx Energy Co. ............................................  4,120     55,363
 Owens Corning...............................................  2,095     74,242
 Owens Illinois, Inc. .......................................  5,987    183,352
 Paccar, Inc. ...............................................  3,031    124,650
 PacifiCorp ................................................. 11,537    242,998
 Pall Corp. .................................................  4,816    121,905
 Parametric Technology Corp. ................................ 10,500    171,938
 Parker Hannifin Corp. ......................................  4,292    140,563
 Paychex, Inc. ..............................................  6,333    325,754
 Peco Energy Co. ............................................  8,637    359,515
 Penney (J.C.) Co., Inc. ....................................  9,741    456,609
 PennzEnergy Co. ............................................  1,851     30,194
 Pennzoil-Quaker State Co. ..................................  1,851     27,302
 Peoples Energy Corp. .......................................  1,370     54,629
 Peoplesoft, Inc. ...........................................  8,943    169,358
 Pep Boys-Manny, Moe & Jack..................................  2,463     38,638
 PepsiCo, Inc. .............................................. 56,860  2,327,706
 Perkin-Elmer Corp. .........................................  1,906    185,954
 Pfizer, Inc. ............................................... 50,293  6,308,628
 PG & E Corp. ............................................... 14,805    466,358
 Pharmacia & Upjohn, Inc. ................................... 19,716  1,116,419
 Phelps Dodge Corp. .........................................  2,277    115,842
 Phillip Morris Cos., Inc. .................................. 94,285  5,044,248
 Phillips Petroleum Co. .....................................  9,867    420,581
 Pioneer Hi-Bred Intl., Inc. ................................  9,479    255,933
 Pitney Bowes, Inc. ......................................... 10,617    701,386
 Placer Dome, Inc. ..........................................  9,703    111,585
 PNC Bank Corp. ............................................. 11,675    631,909
 Polaroid Corp. .............................................  1,721     32,161
 Potlatch Corp. .............................................  1,126     41,521
 PP&L Resources, Inc. .......................................  5,844    162,902
 PPG Industries, Inc. .......................................  6,884    400,993
 Praxair, Inc. ..............................................  6,125    215,906
 Proctor & Gamble Co. ....................................... 51,419  4,695,197
 Progressive Corp. of Ohio...................................  2,814    476,621
 Provident Companies, Inc. ..................................  5,251    217,917
 Providian Financial Corp. ..................................  7,333    549,975
 Public Svc. Enterprise Group, Inc. .........................  9,002    360,080
 Pulte Corp. ................................................  1,655     46,030

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                              Shares   Value
                                                              ------ ----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Quaker Oats Co. ............................................  5,377 $  319,932
 Ralston Purina Co. ......................................... 12,295    398,051
 Raychem Corp. ..............................................  3,254    105,145
 Raytheon Co. Cl B........................................... 13,149    700,184
 Reebok International Ltd. ..................................  2,186     32,517
 Regions Financial Corp. ....................................  8,571    345,518
 Republic New York Corp. ....................................  4,192    190,998
 Reynolds Metals Co. ........................................  2,498    131,613
 Rite-Aid Corp. ............................................. 10,006    495,922
 RJR Nabisco Holdings Corp. ................................. 12,607    374,270
 Rockwell Intl., Corp. ......................................  7,409    359,800
 Rohm & Haas Co. ............................................  6,452    194,367
 Rowan Cos., Inc. ...........................................  3,372     33,720
 Royal Dutch Petroleum Co. .................................. 83,221  3,984,205
 Rubbermaid, Inc. ...........................................  5,814    182,778
 Russell Corp. ..............................................  1,410     28,641
 Ryder System, Inc. .........................................  2,884     74,984
 Safeco Corp. ...............................................  5,280    226,710
 Safeway, Inc. .............................................. 18,870  1,149,891
 Sara Lee Corp. ............................................. 35,398    997,781
 SBC Communications, Inc. ................................... 75,914  4,070,888
 Schering-Plough Corp. ...................................... 56,948  3,146,377
 Schlumberger, Ltd. ......................................... 21,092    972,869
 Scientific-Atlanta, Inc. ...................................  3,059     69,783
 Seagate Technology..........................................  9,433    285,348
 Seagram, Ltd. .............................................. 15,276    580,488
 Sealed Air Corp. ...........................................  3,241    165,494
 Sears Roebuck & Co. ........................................ 14,846    630,955
 Sempra Energy...............................................  9,286    235,632
 Service Corp. International.................................  9,935    378,151
 Shared Medical Systems Corp. ...............................  1,021     50,922
 Sherwin-Williams Co.........................................  6,734    197,811
 Sigma-Aldrich Corp. ........................................  3,903    114,651
 Silicon Graphics, Inc. .....................................  7,327     94,335
 SLM Holding Corp. ..........................................  6,422    308,256
 Snap-On, Inc. ..............................................  2,297     79,964
 Sonat, Inc. ................................................  4,271    115,584
 Southern Co. ............................................... 27,066    786,606
 Southwest Airlines Co. ..................................... 12,991    291,486
 Springs Industries, Inc. ...................................    740     30,664
 Sprint Corp. (PCS Group).................................... 16,098    372,266
 Sprint Corp. (FON Group).................................... 16,709  1,405,645
 St. Jude Medical, Inc. .....................................  3,260     90,261
 St. Paul Companies, Inc. ...................................  9,104    316,364
 Stanley Works...............................................  3,444     95,571
 Staples, Inc. .............................................. 12,079    527,701
 State Street Corp. .........................................  6,257    435,253
 Summit Bancorp..............................................  6,890    301,007
 Sun America, Inc. ..........................................  8,413    682,505
 Sun Microsystems, Inc. ..................................... 14,702  1,258,859
 Sunoco, Inc. ...............................................  3,640    131,268
 Suntrust Banks, Inc. .......................................  8,193    626,765
 Supervalu, Inc. ............................................  4,666    130,648
 Synovus Financial Corp. .................................... 10,209    248,844
 Sysco Corp. ................................................ 13,102    359,486
 Tandy Corp. ................................................  3,931    161,908
 Tektronix, Inc. ............................................  1,961     58,953
 Tele-Communications, Inc. (TCI Gp. "A")                      20,848  1,153,155
 Tellabs, Inc. ..............................................  7,506    514,630
 Temple-Inland, Inc. ........................................  2,176    129,064
 Tenet Healthcare Corp. ..................................... 11,963    314,029

                                                              Shares    Value
                                                              ------ -----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Tenneco, Inc. ..............................................  6,584 $   224,268
 Texaco, Inc. ............................................... 20,797   1,099,641
 Texas Instruments, Inc. .................................... 15,156   1,296,785
 Texas Utilities Co. ........................................ 10,847     506,419
 Textron, Inc. ..............................................  6,140     466,256
 Thermo Electron Corp. ......................................  6,184     104,742
 Thomas & Betts Corp. .......................................  2,144      92,862
 Time Warner, Inc. .......................................... 47,549   2,951,010
 Times Mirror Co. Cl A.......................................  3,084     172,704
 Timken Co. .................................................  2,411      45,508
 TJX Companies............................................... 12,395     359,455
 Torchmark Corp. ............................................  5,443     192,206
 Toys R Us, Inc. ............................................ 10,142     171,146
 Transamerica Corp. .........................................  2,443     282,167
 Tribune Co. ................................................  4,602     303,732
 Tricon Global Restaurants Inc. .............................  5,911     296,289
 TRW, Inc. ..................................................  4,760     267,453
 Tupperware Corp. ...........................................  2,420      39,779
 Tyco International Ltd. .................................... 24,892   1,877,790
 U.S. Bancorp................................................ 28,123     998,367
 U.S. West, Inc. ............................................ 19,467   1,258,055
 Unicom Corp. ...............................................  8,418     324,619
 Unilever N.V. .............................................. 24,845   2,060,582
 Union Camp Corp. ...........................................  2,689     181,508
 Union Carbide Corp. ........................................  5,286     224,655
 Union Pacific Corp. ........................................  9,598     432,510
 Union Pacific Resources Group, Inc. ........................  9,744      88,305
 Union Planters Corp. .......................................  5,273     238,933
 Unisys Corp. ...............................................  9,757     336,007
 United Healthcare Corp. ....................................  7,217     310,782
 United Technologies Corp. ..................................  8,751     951,671
 Unocal Corp. ...............................................  9,368     273,429
 UNUM Corp. .................................................  5,366     313,240
 US Airways Group, Inc. .....................................  3,387     176,124
 UST, Inc. ..................................................  7,204     251,240
 USX-Marathon Group.......................................... 11,937     359,602
 USX-U.S. Steel Group........................................  3,370      77,510
 V F Corp. ..................................................  4,722     221,344
 Venator Group, Inc. ........................................  5,237      33,713
 Viacom, Inc. Cl B........................................... 13,480     997,520
 W.R. Grace & Co. ...........................................  2,946      46,215
 Wachovia Corp. .............................................  7,857     686,996
 Wal-Mart Stores, Inc. ...................................... 87,305   7,109,901
 Walgreen Co. ............................................... 19,276   1,128,851
 Warner-Lambert Co. ......................................... 31,805   2,391,338
 Washington Mutual, Inc. .................................... 23,003     878,427
 Waste Management, Inc. ..................................... 22,191   1,034,655
 Wells Fargo & Company....................................... 62,850   2,510,072
 Wendy's International, Inc. ................................  5,095     111,135
 Westvaco Corp. .............................................  3,937     105,561
 Weyerhaeuser Co. ...........................................  7,722     392,374
 Whirlpool Corp..............................................  2,932     162,360
 Willamette Industries, Inc..................................  4,323     144,821
 Williams Cos., Inc.......................................... 16,454     513,159
 Winn-Dixie Stores, Inc......................................  5,765     258,704
 Worthington Industries, Inc.................................  3,754      46,925
 Wrigley (Wm.) Jr. Co........................................  4,510     403,927
 Xerox Corp.................................................. 12,739   1,503,202
                                                                     -----------
 Total Indexed Assets--Common Stocks (Cost: $261,989,198) 93.8%..... 384,971,838
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                           Face
                                          Rate  Maturity  Amount      Value
                                          ----  -------- --------- ------------
ACTIVE PORTION:
Short-Term Debt Securities:
U.S. Government (0.3%)
 U.S. Treasury Bill(a)................... 4.18% 02/18/99 $ 500,000 $    497,183
 U.S. Treasury Bill(a)................... 4.29  02/04/99   500,000      497,964
 U.S. Treasury Bill(a)................... 4.35  04/01/99   150,000      148,368
                                                                   ------------
                                                                      1,143,515
                                                                   ------------
Commercial Paper (5.9%)
 Abbott Laboratories..................... 5.50  01/08/99 4,437,000    4,432,249
 IBM Credit Corp. ....................... 5.65  01/05/99 5,190,000    5,186,736
 Lucent Technologies, Inc. .............. 4.95  01/07/99 7,317,000    7,310,963
 SBC Communications, Inc. ............... 5.95  01/04/99 7,236,000    7,232,410
                                                                   ------------
                                                                     24,162,358
                                                                   ------------
Total Short-Term Debt Securities
 (Cost: $25,305,873) 6.2%........................................    25,305,873
                                                                   ------------
Total Investments
 (Cost: $287,295,071) 100.0%.....................................  $410,277,711
                                                                   ============

--------------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1998

                                                     Underlying Face Unrealized
                                     Expiration Date Amount at Value    Gain
                                     --------------- --------------- ----------
Purchased
 82 S&P 500 Stock Index Futures
  Contracts.........................   March 1999      $25,532,750   $1,215,938
                                                       ===========   ==========

  The face value of futures purchased and outstanding as percentage of total investment in securities: 6.2%.
-------
(a) This security has been segregated by the Custodian to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1998

                                                          Face
                                      Rate   Maturity    Amount       Value
                                      -----  -------- ------------ ------------
Long-Term Debt Securities:
U.S. Government (2.4%)
 U.S. Treasury Note..................  6.50% 08/15/05 $ 10,000,000 $ 10,990,600
                                                                   ------------
Agencies/Other Governments (43.2%)
 Connecticut Housing Fin. Auth. .....  7.63  05/15/21    2,500,000    2,574,443
 FHLB................................  0.00  07/14/17   25,000,000    6,062,500
 FHLB................................  0.00  07/07/22   50,000,000    8,539,000
 FHLB................................  0.00  06/26/17   50,000,000   12,015,500
 FHLB................................  0.00  07/07/17  125,000,000   30,351,250
 FHLMC...............................  6.50  04/15/08      775,000      780,324
 FHLMC...............................  7.75  07/15/05       73,428       73,474
 FHLMC...............................  7.00  10/15/06      473,325      473,917
 FHLMC...............................  6.38  11/15/06    1,100,000    1,101,716
 FHLMC...............................  6.00  04/15/08      500,000      500,155
 FHLMC...............................  7.00  09/15/16    1,380,361    1,382,087
 FHLMC...............................  0.00  05/22/28   60,000,000    7,968,600
 FHLMC...............................  0.00  08/26/22  250,000,000   39,415,000
 FHLMC...............................  7.50  07/15/20      126,157      126,354
 FHLMC...............................  5.00  08/15/19    1,250,000    1,236,325
 FHLMC...............................  8.00  07/15/06      530,841      549,086
 FHLMC...............................  7.00  12/15/14      179,657      179,319
 FHLMC...............................  7.00  05/15/06    1,000,000    1,005,930
 FHLMC...............................  7.50  04/01/07      214,232      214,541
 FHLMC...............................  8.50  02/15/21      651,300      653,944
 FHLMC...............................  8.50  08/01/02      388,949      397,972
 FNMA................................  0.00  07/13/17  200,000,000   46,406,000
 FNMA................................  5.00  04/25/21      600,000      588,558
 FNMA................................  6.25  01/25/20      850,000      855,576
 FNMA................................  7.00  12/25/18      500,000      502,030
 FNMA................................  6.00  06/25/19      900,000      898,587
 FNMA................................  7.00  10/25/05    1,236,162    1,243,109
 FNMA................................  8.15  08/25/05       27,775       27,670
 FNMA................................  9.30  05/25/19       60,778       60,930
 FNMA................................  7.00  09/25/05      419,064      418,540
 New York City....................... 10.00  08/01/05    1,000,000    2,255,093
 New York City.......................  9.50  06/01/09    5,000,000    5,629,684
 Pulaski County Arkansas PFB.........  7.50  01/01/07       50,679       56,788
 Republic of Iceland.................  6.13  02/01/04    5,000,000    5,184,850
 Suffolk County, New York............  5.88  11/01/05    4,000,000    4,119,200
 Suffolk County, New York............  5.80  11/01/04    4,000,000    4,113,360
 Tennessee Valley Authority..........  7.85  06/15/44   10,000,000   10,722,300
                                                                   ------------
                                                                    198,683,712
                                                                   ------------
Basic Materials (6.7%)
 Fletcher Challenge Ltd. ............  9.00  09/15/99    2,000,000    2,028,060
 Georgia-Pacific Corp. ..............  8.63  04/30/25    7,000,000    7,376,740
 Inco Ltd............................  9.60  06/15/22    7,500,000    8,369,250

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                         Face
                                     Rate   Maturity    Amount       Value
                                     -----  -------- ------------ ------------
Long-Term Debt Securities
 (Continued):
Basic Materials (Continued)
 Lyondell/Arco Petrochemical........ 10.25% 11/01/10 $  7,500,000 $  7,919,925
 Praxair, Inc. .....................  6.90  11/01/06    5,000,000    5,122,300
                                                                  ------------
                                                                    30,816,275
                                                                  ------------
Consumer, Cyclical (8.8%)
 Centex Corp. ......................  8.75  03/01/07    2,000,000    2,143,820
 Centex Corp. ......................  7.38  06/01/05    5,000,000    5,062,450
 Fruit of the Loom, Inc. ...........  7.88  10/15/99    1,000,000    1,002,280
 Fruit of the Loom, Inc.............  7.00  03/15/11    2,500,000    2,344,150
 Fruit of the Loom, Inc.............  7.38  11/15/23    1,250,000    1,112,038
 Gannett Co., Inc...................  5.85  05/01/00    3,500,000    3,526,740
 Neiman Marcus Group, Inc...........  7.13  06/01/28    2,500,000    2,335,475
 Polaroid Corp......................  7.25  01/15/07    3,750,000    3,501,825
 Shopko Stores, Inc.................  9.00  11/15/04    5,000,000    5,671,350
 Tommy Hilfiger USA, Inc. ..........  6.50  06/01/03    5,000,000    4,927,850
 V. F Corp..........................  9.25  05/01/22    1,000,000    1,130,040
 Valassis Communication, Inc........  9.55  12/01/03    5,000,000    5,736,250
 Venator Group, Inc. ...............  7.00  10/15/02    2,000,000    1,959,600
                                                                  ------------
                                                                    40,453,868
                                                                  ------------
Consumer, Non-Cyclical (6.9%)
 Bausch & Lomb, Inc. ...............  6.15  08/01/01    5,000,000    4,935,000
 Bausch & Lomb, Inc. ...............  6.38  08/01/03    5,250,000    5,156,603
 Bausch & Lomb, Inc. ...............  6.75  12/15/04    5,000,000    4,945,350
 Panamerican Beverages, Inc.........  7.25  07/01/09    5,000,000    4,581,470
 Ralston Purina Co. ................  8.63  02/15/22    7,500,000    9,094,050
 Rhone-Poulenc S. A.................  7.75  01/15/02    3,000,000    3,121,680
                                                                  ------------
                                                                    31,834,153
                                                                  ------------
Energy (3.4%)
 Southern Union Co. ................  7.60  02/01/24   10,000,000   10,469,900
 Tosco Corp.........................  8.25  05/15/03    5,000,000    5,398,850
                                                                  ------------
                                                                    15,868,750
                                                                  ------------
Financial (14.8%)
 Bear Stearns Cos., Inc.............  6.63  10/01/04    2,000,000    2,054,920
 Berkley (W.R.) Corp. ..............  8.70  01/01/22    5,000,000    5,969,600
 Chase Manhattan Corp...............  6.88  12/12/12    5,000,000    5,216,100
 Citicorp Mortgage Sec., Inc. ......  6.25  03/25/24      358,687      357,790
 Executive Risk, Inc. ..............  7.13  12/15/07    5,000,000    5,409,550
 Fairfax Financial Holdings LTD.....  8.25  10/01/15    2,500,000    2,574,750
 First American Financial...........  7.55  04/01/28    1,500,000    1,546,275
 Harleysville Group Inc.............  6.75  11/15/03    2,500,000    2,568,975
 Lehman Brothers Holdings, Inc.  ...  0.00  07/28/28   10,000,000    1,154,900
 Morgan (J.P.) & Co., Inc...........  0.00  04/15/27   32,500,000    4,132,700
 Nationwide Health Properties, Inc..  7.90  11/20/06    5,000,000    5,036,350
 Progressive Corp. of Ohio.......... 10.00  12/15/00    1,500,000    1,617,465
 Prudential Home Mtg. Secs Co.......  6.85  10/25/23       60,866       60,618

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                     Face
                                  Rate  Maturity    Amount       Value
                                  ----  -------- ------------ ------------
Long-Term Debt Securities
 (Continued):
Financial (Continued)
 Rank Group Financial............ 6.75% 11/30/04 $  5,000,000 $  4,877,850
 Rodamco NV...................... 7.30  05/15/05    5,000,000    5,318,100
 Rodamco NV...................... 7.75  05/15/15    5,000,000    5,400,800
 Sun America, Inc................ 9.95  02/01/12    5,000,000    6,882,750
 Triad Guaranty, Inc............. 7.90  01/15/28    3,250,000    3,463,158
 Vesta Insurance Group, Inc...... 8.75  07/15/25    5,000,000    4,404,250
                                                              ------------
                                                                68,046,901
                                                              ------------
Industrial (7.6%)
 Clark Equipment Co.............. 8.35  05/15/23    5,000,000    6,091,750
 Geon Co......................... 7.50  12/15/15    3,750,000    3,983,625
 Thermo Electron Corp............ 4.25  01/01/03    7,500,000    6,675,000
 Thermo Instrument Systems, Inc.. 4.00  01/15/05   10,000,000    8,162,500
 Williams Cos., Inc.............. 6.50  11/15/02   10,000,000   10,095,300
                                                              ------------
                                                                35,008,175
                                                              ------------
Utilities (4.9%)
 New Orleans Public Service...... 8.00  03/01/06    4,000,000    4,172,800
 Pacific Gas & Electric Co....... 8.75  01/01/01    2,000,000    2,135,060
 Philadelphia Electric Co........ 7.13  08/15/23    5,000,000    5,213,800
 UtiliCorp United, Inc........... 8.00  03/01/23   10,000,000   10,965,900
                                                              ------------
                                                                22,487,560
                                                              ------------
Total Long-Term Debt Securities (Cost: $440,233,067) 98.7%..   454,189,994
                                                              ============
Short-Term Debt Securities:
Commercial Paper (1.3%)
 Koch Industries................. 5.20  01/04/99    3,071,000    3,069,669
 PetroFina Delaware, Inc......... 5.53  01/05/99    3,000,000    2,998,152
                                                              ------------
Total Short-Term Debt Securities (Cost: $6,067,821) 1.3%....     6,067,821
                                                              ------------
Total Investments (Cost: $446,300,888) 100.0%...............  $460,257,815
                                                              ============

-------
Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               PFB = Prison Finance Board

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1998

                                                            Face
                                          Rate  Maturity   Amount       Value
                                          ----  -------- ----------- -----------
Intermediate-Term Debt:
U.S. Government (16.1%)
 U.S. Treasury Note...................... 6.13% 07/31/00 $ 1,250,000 $ 1,277,538
 U.S. Treasury Note...................... 5.38  02/15/01   2,200,000   2,233,682
                                                                     -----------
                                                                       3,511,220
                                                                     -----------
Agencies/Other (71.4%)
 FHLB.................................... 6.89  06/25/02      82,457      82,685
 FHLMC................................... 7.00  04/15/01     250,000     253,202
 FHLMC................................... 8.02  04/01/02     223,947     228,041
 FHLMC................................... 8.02  05/01/02     363,297     367,580
 FHLMC................................... 8.50  08/01/02     431,084     441,085
 FHLMC................................... 7.75  12/01/02     226,740     229,796
 FHLMC................................... 5.00  07/15/05      80,073      79,823
 FHLMC................................... 7.25  12/15/05      38,159      38,135
 FHLMC................................... 7.00  05/15/06     500,000     502,965
 FHLMC................................... 6.50  09/15/06     500,000     501,875
 FHLMC................................... 7.00  10/15/06     750,000     759,607
 FHLMC................................... 7.50  09/01/07     459,915     468,602
 FHLMC................................... 7.00  03/15/08     441,050     443,114
 FHLMC................................... 6.50  04/15/08     725,000     729,981
 FHLMC................................... 6.00  04/15/08     500,000     500,155
 FHLMC................................... 6.00  09/15/08     198,367     198,119
 FHLMC................................... 8.25  10/01/09     356,410     369,701
 FHLMC................................... 6.00  12/15/17     309,340     309,241
 FHLMC................................... 5.00  08/15/19     600,000     593,436
 FHLMC................................... 7.00  11/15/20       6,401       6,387
 FHLMC................................... 7.95  12/15/20      83,753      84,381
 FHLMC................................... 6.50  05/15/21     157,655     158,838
 FHLMC................................... 6.00  05/15/22     159,978     160,127
 FNMA.................................... 0.00  12/01/01     190,337     179,318
 FNMA.................................... 8.25  09/25/05     133,476     134,601
 FNMA.................................... 7.00  09/25/05     293,345     292,978
 FNMA.................................... 8.25  10/01/05     107,090     108,931
 FNMA.................................... 7.00  10/25/05     529,784     532,761
 FNMA.................................... 7.00  11/25/05     400,000     402,872
 FNMA.................................... 8.00  12/25/05      73,330      73,238
 FNMA.................................... 7.25  12/25/05      67,537      67,326
 FNMA.................................... 7.50  02/25/07     250,000     256,250
 FNMA.................................... 6.50  12/18/17     650,000     657,715
 FNMA.................................... 6.30  09/25/18     305,000     307,382
 FNMA.................................... 6.50  12/25/18     523,171     521,533
 FNMA.................................... 7.00  12/25/18     500,000     502,030
 FNMA.................................... 6.70  01/18/19     600,000     600,372
 FNMA.................................... 5.50  04/25/19     396,644     395,157
 FNMA.................................... 6.00  06/25/19     800,000     798,744
 FNMA.................................... 6.25  01/25/20     650,000     654,264
 FNMA.................................... 5.00  04/25/20     172,316     171,454
 FNMA.................................... 6.00  12/25/20     500,000     499,215

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                             Face
                                           Rate  Maturity   Amount      Value
                                           ----  -------- ---------- -----------
Intermediate-Term Debt (Continued):
Agencies/Other (Continued)
 FNMA..................................... 5.00% 04/25/21 $  620,000 $   608,177
 FNMA..................................... 6.10  08/25/21    178,841     178,618
 GNMA..................................... 9.50  12/20/03     59,743      62,168
 Pulaski County Arkansas PFB.............. 7.50  11/01/07     31,533      35,335
                                                                     -----------
                                                                      15,547,315
                                                                     -----------
Consumer, Cyclical (2.3%)
 Venator Group, Inc....................... 7.00  06/01/00    500,000     498,850
                                                                     -----------
Financial (3.9%)
 Citicorp Mortgage Sec. Inc............... 6.25  03/25/24    145,583     145,219
 FBC Mortgage Secur. Trust................ 8.30  08/20/09     83,105      83,728
 GE Capital Mtge. Services, Inc. ......... 6.00  09/25/08    122,762     122,186
 Norwest Asset Securities Corp............ 7.25  11/25/26     14,595      14,541
 Prudential Home Mtge. Services Co. ...... 6.75  08/25/08    477,824     477,074
                                                                     -----------
                                                                         842,748
                                                                     -----------
Total Intermediate-Term Debt Securities
 (Cost: $20,364,333) 93.7%.........................................   20,400,133
                                                                     -----------
Short-Term Debt Securities:
Commercial Paper (6.3%)
 Duke Power Co. .......................... 5.25  01/04/99    534,000     533,767
 OGE Energy Corp. ........................ 5.95  01/06/99    447,000     446,630
 Toyota Motor Credit Corp. ............... 5.64  01/06/99    380,000     379,702
                                                                     -----------
Total Short-Term Debt Securities
 (Cost: $1,360,099) 6.3%...........................................    1,360,099
                                                                     -----------
Total Investments
 (Cost: $21,724,432) 100.0%........................................  $21,760,232
                                                                     ===========

-------
Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC= Federal Home Loan Mortgage Corporation
               FNMA= Federal National Mortgage Association
               GNMA= Government National Mortgage Association
               PFB= Prison Finance Board

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1998

                                             Face
                           Rate  Maturity   Amount      Value
                           ----  -------- ---------- -----------
Intermediate-Term Debt:
U.S. Government (6.9%)
 U.S. Treasury Note......  5.88% 02/15/04 $1,000,000 $ 1,055,000
                                                     -----------
Agencies/Other
 Governments (23.1%)
 FHLMC...................  8.00  04/15/03    375,918     386,605
 FHLMC...................  8.00  07/15/06    265,420     274,543
 FHLMC...................  6.38  11/15/06    590,000     590,920
 FNMA....................  7.00  11/25/04     96,629      97,867
 FNMA....................  6.50  11/25/05    378,318     383,399
 FNMA....................  7.00  04/25/07    600,000     611,058
 FNMA....................  7.00  03/18/18    500,000     501,250
 FNMA....................  6.50  12/25/18    294,283     293,362
 New York City Taxable...  9.50  06/01/09    350,000     394,078
                                                     -----------
                                                       3,533,082
                                                     -----------
Consumer, Cyclical (8.1%)
 Fruit of the Loom, Inc..  7.88  10/15/99    250,000     250,570
 Tommy Hilfiger USA,
  Inc....................  6.50  06/01/03    500,000     492,785
 Venator Group, Inc......  7.00  10/15/02    500,000     489,900
                                                     -----------
                                                       1,233,255
                                                     -----------
Consumer, Non-Cyclical
 (3.2%)
 Bausch & Lomb, Inc. ....  6.38  08/01/03    250,000     245,552
 Bausch & Lomb, Inc. ....  6.75  12/15/04    250,000     247,267
                                                     -----------
                                                         492,819
                                                     -----------
Financial (15.0%)
 Bear Stearns Cos.,
  Inc. ..................  9.38  06/01/01    250,000     269,760
 Bear Stearns Cos.,
  Inc. ..................  6.63  10/01/04    500,000     513,730
 Harleysville Group Inc..  6.75  11/15/03    250,000     256,898
 Nationwide Health
  Properties, Inc. ......  7.90  11/20/06    250,000     251,818
 Rank Group Financial....  6.75  11/30/04    500,000     487,785
 Salomon Smith Barney
  Hldgs. Inc. ...........  6.50  10/15/02    500,000     510,930
                                                     -----------
                                                       2,290,921
                                                     -----------
Industrial (11.3%)
 Airborne Freight Corp...  8.88  12/15/02    250,000     271,393
 Crown Cork & Seal,
  Inc. ..................  6.75  04/15/03    500,000     503,920
 Thermo Electron Corp. ..  4.25  01/01/03    500,000     445,000
 Williams Cos., Inc. ....  6.50  11/15/02    500,000     504,765
                                                     -----------
                                                       1,725,078
                                                     -----------
Utilities (6.7%)
 Baltimore Gas & Electric
  Co. ...................  6.13  07/01/03    250,000     256,968
 Commonwealth Edison
  Co. ...................  7.50  01/01/01    500,000     502,020
 Public Svc. Electric &
  Gas Co. ...............  7.88  11/01/01    250,000     266,583
                                                     -----------
                                                       1,025,571
                                                     -----------
Total Intermediate-Term Debt Securities (Cost:
 $11,232,676) 74.3%...............................    11,355,726
                                                     -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                             Face
                                           Rate  Maturity   Amount      Value
                                           ----  -------- ---------- -----------
Short-Term Debt Securities:
Commercial Paper (25.7%)
 Albertson's, Inc......................... 5.25% 01/12/99 $  362,000 $   361,417
 Bellsouth Telecommunications Corp........ 5.65  01/05/99    315,000     314,802
 Carolina Power & Light Co. .............. 5.50  01/25/99    322,000     320,819
 Duke Power Co............................ 5.25  01/04/99    408,000     407,822
 Ford Motor Credit Co. ................... 5.78  01/06/99    300,000     299,759
 General Electric Capital Corp............ 5.50  01/28/99    490,000     487,978
 IBM Credit Corp. ........................ 5.30  01/05/99    250,000     249,852
 Merrill Lynch & Co., Inc................. 5.35  01/13/99    432,000     431,227
 PetroFina Delaware, Inc. ................ 5.35  01/06/99    360,000     359,732
 Proctor & Gamble Co. .................... 5.25  01/21/99    295,000     294,137
 Toyota Credit de Puerto Rico Corp. ...... 5.31  01/06/99    395,000     394,706
                                                                     -----------
Total Short-Term Debt Securities (Cost: $3,922,251) 25.7%..........    3,922,251
                                                                     -----------

Total Investments (Cost: $15,154,927) 100.0%.......................  $15,277,977
                                                                     ===========

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1998

                                                             Shares    Value
                                                             ------ ------------
COMMON STOCKS:
Basic Materials (1.4%)
 Du Pont (E.I.) de Nemours & Co............................. 39,500 $  2,095,968
 Phelps Dodge Corp. ........................................ 10,000      508,750
 Union Carbide Corp......................................... 17,200      731,000
 Weyerhaeuser Co. .......................................... 15,000      762,188
 Willamette Industries, Inc. ............................... 18,700      626,450
                                                                    ------------
                                                                       4,724,356
                                                                    ------------
Consumer, Cyclical (7.6%)
 Armstrong World Inds., Inc. ............................... 12,600      759,938
 Corning Inc. .............................................. 24,500    1,102,500
 Costco Co.*................................................ 30,000    2,165,625
 Dayton-Hudson Corp. ....................................... 19,000    1,030,750
 Disney (Walt) Co. ......................................... 32,400      972,000
 Eastman Kodak Co. ......................................... 16,800    1,209,600
 Federated Department Stores*............................... 28,300    1,232,819
 Gap, Inc. ................................................. 19,050    1,071,563
 General Electric Co. ...................................... 48,300    4,929,619
 General Motors Corp. ...................................... 22,500    1,610,156
 Home Depot, Inc. .......................................... 25,900    1,584,756
 May Department Stores Co. ................................. 20,700    1,249,763
 Rite-Aid Corp. ............................................ 37,100    1,838,769
 Tricon Global Restaurants, Inc.*........................... 33,600    1,684,200
 Wal-Mart Stores, Inc. ..................................... 34,500    2,809,594
                                                                    ------------
                                                                      25,251,652
                                                                    ------------
Consumer, Non-Cyclical (10.4%)
 American Home Products Corp. .............................. 21,500    1,210,719
 American Stores Co. ....................................... 50,100    1,850,568
 Anheuser-Busch Cos., Inc. ................................. 35,000    2,296,875
 Bristol-Myers Squibb Co. .................................. 15,100    2,020,569
 Coca-Cola Co. ............................................. 36,800    2,461,000
 Columbia/HCA Healthcare Corp. ............................. 40,000      990,000
 Great Atlantic & Pac. Tea, Inc. ........................... 26,500      785,063
 Johnson & Johnson.......................................... 20,100    1,685,888
 Kimberly Clark Corp. ...................................... 20,000    1,090,000
 Lilly (Eli) & Co. ......................................... 16,900    1,501,988
 Medtronic, Inc. ........................................... 10,000      742,500
 Merck & Co., Inc. ......................................... 18,300    2,702,681
 PepsiCo, Inc. ............................................. 66,600    2,726,437
 Pfizer, Inc. .............................................. 19,300    2,420,943
 Pharmacia & Upjohn, Inc. .................................. 34,500    1,953,563
 Proctor & Gamble Co. ...................................... 20,100    1,835,381
 Quaker Oats Co. ........................................... 18,100    1,076,950
 Sara Lee Corp. ............................................ 76,000    2,142,250
 Schering-Plough Corp. ..................................... 23,400    1,292,850
 Warner-Lambert Co. ........................................ 26,800    2,015,025
                                                                    ------------
                                                                      34,801,250
                                                                    ------------
Energy (2.6%)
 Exxon Corp. ............................................... 36,700    2,683,688
 Mobil Corp. ............................................... 22,000    1,916,750
 Phillips Petroleum Co. .................................... 26,600    1,133,825

-------
* Non-income producing security.

                                                             Shares    Value
                                                             ------ ------------
COMMON STOCKS (Continued):
Energy (Continued)
 Royal Dutch Petroleum Co. ................................. 32,200 $  1,541,575
 Sempra Energy.............................................. 24,600      624,225
 Texaco, Inc. .............................................. 16,800      888,300
                                                                    ------------
                                                                       8,788,363
                                                                    ------------
Financial (6.8%)
 Aetna, Inc. ............................................... 18,000    1,415,250
 American General Corp...................................... 30,300    2,363,400
 American Int'l. Group, Inc. ............................... 16,000    1,546,000
 Banc One Corp.............................................. 16,700      852,744
 BankAmerica Corp........................................... 25,900    1,557,237
 Chase Manhattan Corp....................................... 47,800    3,253,387
 CIGNA Corp................................................. 33,600    2,597,700
 Citigroup Inc.............................................. 35,500    1,757,250
 Household International Corp. ............................. 25,300    1,002,513
 KeyCorp.................................................... 37,000    1,184,000
 National City Corp. ....................................... 14,400    1,044,000
 St. Paul Companies, Inc.................................... 48,310    1,678,773
 UNUM Corp. ................................................ 21,700    1,266,737
 Wells Fargo & Company...................................... 30,800    1,230,075
                                                                    ------------
                                                                      22,749,066
                                                                    ------------
Industrial (1.3%)
 Burlington Northern Santa Fe............................... 39,300    1,326,375
 Emerson Electric Co. ...................................... 18,000    1,089,000
 Parker Hannifin Corp. ..................................... 24,200      792,550
 Tyco International Ltd. ................................... 15,000    1,131,563
                                                                    ------------
                                                                       4,339,488
                                                                    ------------
Technology (9.8%)
 3Com Corp.*................................................ 45,100    2,021,044
 AT&T Corp.................................................. 27,400    2,061,850
 Cisco Systems, Inc.*....................................... 24,500    2,273,906
 Dell Computer Corp.*....................................... 21,000    1,536,938
 Hewlett-Packard Co. ....................................... 12,200      833,413
 Intel Corp. ............................................... 26,400    3,130,050
 Intl. Business Machines Corp. ............................. 14,800    2,734,300
 Johnson Controls, Inc...................................... 15,100      890,900
 Lucent Technologies, Inc................................... 20,600    2,266,000
 Microsoft Corp.*........................................... 38,600    5,353,333
 Minnesota Mining & Mfg. Co................................. 18,000    1,280,250
 Northern Telecom, Ltd...................................... 31,300    1,568,913
 Oracle Corp.*.............................................. 49,900    2,151,937
 Unisys Corp. *............................................. 77,700    2,675,793
 United Technologies Corp...................................  7,200      783,000
 Xerox Corp. ............................................... 11,600    1,368,800
                                                                    ------------
                                                                      32,930,427
                                                                    ------------
Utilities (4.0%)
 AES Corp.*.................................................  7,800      369,525
 Bell Atlantic Corp. ....................................... 23,200    1,229,600
 BellSouth Corp. ........................................... 29,200    1,456,350
 CINergy Corp. ............................................. 10,000      343,750

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                             Shares    Value
                                                             ------ ------------
COMMON STOCKS (Continued):
Utilities (Continued)
 DTE Energy Co. ............................................ 14,200 $    608,825
 Duke Energy Corp. ......................................... 10,200      653,438
 Edison International....................................... 22,400      624,400
 FPL Group, Inc. ...........................................  9,700      597,763
 MCI WorldCom Inc.*......................................... 27,300    1,958,775
 Nextel Communications, Inc.*............................... 52,600    1,242,675
 SBC Communications, Inc. .................................. 27,100    1,453,238
 Southern Co. .............................................. 21,100      613,219
 Sprint Corp. (FON Group)................................... 22,900    1,926,463
 Sprint Corp. (PCS Group)*.................................. 11,450      264,781
                                                                    ------------
                                                                      13,342,802
                                                                    ------------
 Total Common Stocks
  (Cost: $118,572,952) 43.9%.......................................  146,927,404
                                                                    ------------

-------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                          Face
                                       Rate   Maturity   Amount       Value
                                       -----  -------- ----------- ------------
Long-Term Debt Securities:
U.S. Government (0.5%)
 U.S. Treasury Bond...................  6.75% 08/15/26 $   500,000 $    598,985
 U.S. Treasury Bond...................  6.38  08/15/27   1,000,000    1,149,370
                                                                   ------------
                                                                      1,748,355
                                                                   ------------
Agencies/Other Governments (16.5%)
 Connecticut Housing Fin. Auth........  7.63  05/15/21   1,000,000    1,029,777
 FHLB.................................  0.00  07/07/17  25,000,000    6,070,250
 FHLB.................................  0.00  07/14/17  25,000,000    6,062,500
 FHLMC................................  7.00  10/15/03     234,422      234,787
 FHLMC................................  8.00  07/15/06     265,420      274,542
 FHLMC................................  7.00  04/15/17     536,963      537,800
 FHLMC................................  6.00  07/15/18     500,000      499,685
 FHLMC................................  0.00  05/22/28  20,000,000    2,656,200
 FNMA.................................  6.80  06/25/05     687,448      686,589
 FNMA.................................  7.00  11/25/05   1,200,000    1,208,616
 FNMA.................................  6.65  01/25/17     465,372      467,261
 FNMA.................................  0.00  07/13/17  100,000,00   23,203,000
 FNMA.................................  6.50  07/25/20     500,000      500,465
 New York City Taxable................ 10.00  08/01/05     500,000      563,689
 New York City Taxable................  9.50  06/01/09   2,000,000    2,251,874
 Republic of Iceland..................  6.13  02/01/04   2,500,000    2,592,425
 Suffolk County, New York.............  5.80  11/01/04     250,000      257,085
 Suffolk County, New York.............  5.88  11/01/05     750,000      772,350
 Tennessee Valley Authority...........  7.85  06/15/44   5,000,000    5,361,150
                                                                   ------------
                                                                     55,230,045
                                                                   ------------
Basic Materials (3.0%)
 Georgia-Pacific Corp.................  8.63  04/30/25   2,000,000    2,107,640
 Inco Ltd.............................  9.60  06/15/22   2,500,000    2,789,750
 Lyondell/Arco Petrochemical.......... 10.25  11/01/10   2,500,000    2,639,975
 Praxair, Inc.........................  6.90  11/01/06   2,500,000    2,561,150
                                                                   ------------
                                                                     10,098,515
                                                                   ------------
Consumer, Cyclical (4.6%)
 Centex Corp..........................  7.38  06/01/05   2,000,000    2,024,980
 Fruit of the Loom, Inc...............  7.88  10/15/99     500,000      501,140
 Fruit of the Loom, Inc...............  7.00  03/15/11   1,000,000      937,660
 Fruit of the Loom, Inc...............  7.38  11/15/23     500,000      444,815
 Gannett Co., Inc.....................  5.85  05/01/00   1,000,000    1,007,640
 Neiman Marcus Group Inc..............  7.13  06/01/28   2,500,000    2,335,475
 Polaroid Corp........................  7.25  01/15/07   1,000,000      933,820
 Shopko Stores, Inc...................  9.00  11/15/04   1,000,000    1,134,270
 Tommy Hilfiger USA, Inc..............  6.50  06/01/03   2,850,000    2,808,874
 Valassis Communication, Inc..........  9.55  12/01/03   2,000,000    2,294,500
 Venator Group, Inc...................  7.00  10/15/02   1,000,000      979,800
                                                                   ------------
                                                                     15,402,974
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                     Face
                                  Rate   Maturity   Amount       Value
                                  -----  -------- ----------- ------------
Long-Term Debt Securities
 (Continued):
Consumer, Non-Cyclical (2.7%)
 Bausch & Lomb, Inc..............  6.38% 08/01/03 $ 2,500,000 $  2,455,525
 Bausch & Lomb, Inc..............  6.75  12/15/04   2,500,000    2,472,675
 Ralston Purina Co...............  8.63  02/15/22   2,500,000    3,031,350
 Rhone-Poulenc S.A. .............  7.75  01/15/02   1,000,000    1,040,560
                                                              ------------
                                                                 9,000,110
                                                              ------------
Energy (2.4%)
 Southern Union Co...............  7.60  02/01/24   5,000,000    5,234,950
 Tosco Corp......................  8.25  05/15/03   2,500,000    2,699,425
                                                              ------------
                                                                 7,934,375
                                                              ------------
Financial (7.7%)
 Berkley (W.R.) Corp.............  8.70  01/01/22   1,500,000    1,790,880
 Chase Manhattan Corp............  6.88  12/12/12   2,500,000    2,608,050
 Executive Risk, Inc.............  7.13  12/15/07   1,000,000    1,081,910
 Fairfax Financial Holdings LTD..  8.25  10/01/15     500,000      514,950
 First American Financial........  7.55  04/01/28   2,250,000    2,319,412
 Harleysville Group, Inc.........  6.75  11/15/03   1,000,000    1,027,590
 Lehman Brothers Holdings, Inc. .  0.00  07/28/28   3,250,000      375,342
 Morgan (J.P.) & Co., Inc........  0.00  04/15/27  10,000,000    1,271,600
 Nationwide Health Properties....  7.90  11/20/06   5,000,000    5,036,350
 Progressive Corp. of Ohio....... 10.00  12/15/00     500,000      539,155
 Prudential Home Mtg Secs Co.....  6.75  08/25/08     860,083      858,732
 Rodamco NV......................  7.75  05/15/15   2,000,000    2,160,320
 Rodamco NV......................  7.30  05/15/05   2,500,000    2,659,050
 Sun America, Inc................  9.95  02/01/12   2,000,000    2,753,100
 Vesta Insurance Group, Inc......  8.75  07/15/25   1,000,000      880,850
                                                              ------------
                                                                25,877,291
                                                              ------------
Industrial (1.8%)
 Clark Equipment Co..............  8.35  05/15/23   1,500,000    1,827,525
 Geon Co.........................  7.50  12/15/15   1,000,000    1,062,300
 Thermo Electron Corp............  4.25  01/01/03   2,500,000    2,225,000
 Williams Cos., Inc..............  6.50  11/15/02   1,000,000    1,009,530
                                                              ------------
                                                                 6,124,355
                                                              ------------
Utilities (2.3%)
 Central Telephone Co............  9.28  11/27/00   1,000,000    1,072,130
 New Orleans Public Service......  8.00  03/01/06   1,000,000    1,043,200
 PG & E Corp.....................  8.75  01/01/01   1,000,000    1,067,530
 Philadelphia Electric Co........  7.13  08/15/23   1,000,000    1,042,760
 UtiliCorp United, Inc...........  8.00  03/01/23   3,000,000    3,289,776
                                                              ------------
                                                                 7,515,396
                                                              ------------
Total Long-Term Debt Securities (Cost: $134,793,785) 41.5%..   138,931,416
                                                              ------------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                          Face
                                        Rate  Maturity   Amount       Value
                                        ----  -------- ----------- ------------
Short-Term Debt Securities:
Commercial Paper: (14.6%)
 Abbott Laboratories................... 5.50% 01/08/99 $ 7,000,000 $  6,992,505
 Consolidated Natural Gas Co........... 5.05  01/22/99   6,225,000    6,206,554
 Ford Motor Credit Co. Puerto Rico,
  Inc.................................. 5.84  01/04/99   6,822,000    6,818,679
 General Electric Capital Corp......... 5.33  01/04/99   4,565,000    4,562,964
 Lucent Technology, Inc................ 4.95  01/07/99   8,308,000    8,301,144
 Merrill Lynch & Co., Inc.............. 5.35  01/06/99   7,840,000    7,834,134
 PetroFina Delaware, Inc............... 5.53  01/05/99   8,000,000    7,995,073
                                                                   ------------
Total Short-Term Debt Securities (Cost: $48,711,053) 14.6%.......    48,711,053
                                                                   ------------

Total Investments (Cost: $302,077,790) 100.0%....................  $334,569,873
                                                                   ============

-------
Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1998

                                                            Shares     Value
                                                            ------- ------------
COMMON STOCKS:
Basic Materials (2.3%)
 Barrick Gold Corp. .......................................  74,700 $  1,456,650
 Homestake Mining Co....................................... 120,100    1,103,419
 Newmont Mining Corp. .....................................  53,900      973,569
 Placer Dome, Inc. ........................................ 107,800    1,239,700
                                                                    ------------
                                                                       4,773,338
                                                                    ------------
Consumer, Cyclical (15.1%)
 Atlantic Coast Airlines, Inc.*............................  70,000    1,750,000
 Consolidated Graphics, Inc.*..............................  30,000    2,026,875
 Consolidated Stores Corp.*................................ 100,000    2,018,750
 Dollar Tree Stores, Inc. *................................  55,000    2,402,813
 Linens'n Things, Inc.*....................................  85,000    3,368,125
 Men's Wearhouse, Inc.*.................................... 100,000    3,175,000
 Meredith Corp.............................................  60,000    2,272,500
 P.F. Changs China Bistro, Inc.*...........................   1,000       22,750
 Pacific Sunwear of California, Inc.*......................  75,000    1,228,125
 Saks, Inc.*...............................................  85,000    2,682,812
 Skywest, Inc. ............................................  63,000    2,059,313
 Tiffany & Co. ............................................  75,000    3,890,625
 Viacom, Inc. Cl B*........................................  55,000    4,070,000
                                                                    ------------
                                                                      30,967,688
                                                                    ------------
Consumer, Non-Cyclical (14.4%)
 Agouron Pharmaceutical, Inc.*............................. 100,000    5,875,000
 Anesta Corp.*............................................. 100,000    2,662,500
 Dura Pharmaceuticals, Inc.*............................... 195,000    2,961,562
 Metzler Group, Inc.*......................................  65,000    3,164,687
 Omnicare, Inc. ...........................................  60,000    2,085,000
 Orthodontic Centers of America, Inc.*..................... 235,000    4,567,812
 Pathogenesis Corp.*.......................................  35,000    2,030,000
 SangStat Medical Corp.*................................... 115,000    2,443,750
 Total Renal Care Holdings, Inc.*..........................  60,000    1,773,750
 Wet Seal, Inc. Cl A*......................................  70,000    2,113,125
                                                                    ------------
                                                                      29,677,186
                                                                    ------------
Energy (3.5%)
 Barrett Resources Corp.*..................................  90,000    2,160,000
 Devon Energy Corp. .......................................  70,200    2,154,263
 OGE Energy Corp. ......................................... 100,000    2,900,000
                                                                    ------------
                                                                       7,214,263
                                                                    ------------
Financial (13.7%)
 Arden Realty Group, Inc. ................................. 105,500    2,446,281
 Compass Bancshares, Inc. .................................  52,000    1,979,250
 Equity Residential Prop. Tr...............................  55,400    2,240,238
 First Midwest Bancorp, Inc................................  15,500      589,968
 Glenborough Realty Trust, Inc. ........................... 136,000    2,771,000
 Heller Financial, Inc. Cl A...............................  60,000    1,762,500
 Horace Mann Educators Corp................................  64,000    1,824,000

-------
* Non-income producing security.

                                                            Shares     Value
                                                            ------- ------------
COMMON STOCKS (Continued):
Financial (Continued)
 North Fork Bancorporation, Inc............................ 108,000 $  2,585,250
 Peoples Heritage Financial Group, Inc. ...................  96,000    1,920,000
 SL Green Realty Corp. .................................... 113,200    2,447,950
 Summit Bancorp............................................  48,000    2,097,000
 Telebanc Financial Corp.*................................. 100,000    3,400,000
 UST Corp..................................................  88,000    2,073,500
                                                                    ------------
                                                                      28,136,937
                                                                    ------------
Industrial (17.7%)
 AFC Cable Systems, Inc.*..................................  85,000    2,858,125
 Applied Micro Circuits Corp.*............................. 105,000    3,566,719
 Applied Power, Inc. Cl A..................................  59,500    2,246,125
 CSG Systems International, Inc.*..........................  47,500    3,752,500
 Dayton Superior Corp.*.................................... 116,500    2,242,625
 DuPont Photomasks, Inc.*..................................  20,000      848,750
 ETEC Systems, Inc.*.......................................  48,500    1,940,000
 Heico Corp. ..............................................  29,000      915,313
 PRI Automation, Inc.*.....................................  63,000    1,638,000
 Sea Containers, Ltd. Cl A.................................  65,000    1,945,938
 Semtech Corp.*............................................  65,000    2,331,875
 Tetra Tech, Inc.*......................................... 246,000    6,657,375
 Vallen Corp.*............................................. 122,000    2,440,000
 Verisign, Inc.*...........................................  50,000    2,956,250
                                                                    ------------
                                                                      36,339,595
                                                                    ------------
Technology (29.4%)
 Altera Corp.*.............................................  65,000    3,956,875
 Brightpoint, Inc.*........................................ 140,000    1,925,000
 Centocor, Inc.*...........................................  90,000    4,061,250
 Hyperion Solutions, Corp.*................................  51,000      918,000
 Legato Systems, Inc.*.....................................  65,000    4,285,937
 Linear Technology Corp....................................  50,000    4,478,125
 Maxim Integrated Products, Inc.*..........................  73,000    3,189,187
 Millipore Corp. ..........................................  80,000    2,275,000
 National Instruments Corp.*............................... 130,000    4,436,250
 Network Associates, Inc.*.................................  57,000    3,776,250
 Novellus Systems, Inc.*...................................  36,000    1,782,000
 Photronics Inc.*..........................................  78,000    1,869,563
 Saville Systems Sp ADR*................................... 175,000    3,325,000
 SCI Systems, Inc.*........................................  38,000    2,194,500
 Teltrend, Inc.*........................................... 165,000    3,155,625
 Teradyne, Inc.*...........................................  54,000    2,288,250
 Unisys Corp.*............................................. 240,000    8,265,000
 Xilinx, Inc.*.............................................  65,000    4,233,125
                                                                    ------------
                                                                      60,414,937
                                                                    ------------
Total Common Stocks
 (Cost: $166,353,395) 96.1%........................................  197,523,944
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                      Face
                                    Rate  Maturity   Amount       Value
                                    ----  -------- ----------- ------------
Short-Term Debt Securities:
Commercial Paper (3.9%)
 Duke Power Co. ................... 5.25% 01/04/99 $ 4,906,000 $  4,903,853
 Koch Industries................... 5.20  01/04/99   3,153,000    3,151,634
                                                               ------------
Total Short-Term Debt Securities (Cost: $8,055,487) 3.9%.....     8,055,487
                                                               ------------

Total Investments (Cost: $174,408,882) 100.0%................  $205,579,431
                                                               ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998

                          Money Market All America  Equity Index       Bond
                              Fund         Fund         Fund           Fund
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Money Market Fund --
  $80,766,399
 All America Fund --
  $403,576,469
 Equity Index Fund --
  $287,295,071
 Bond Fund --
  $446,300,888)
 (Notes 1 and 3)........  $80,766,399  $733,352,393 $410,277,711   $460,257,815
Cash....................        3,279     2,434,656       10,326          2,658
Interest and dividends
 receivable.............          --        729,575      406,944      4,925,577
Receivable for
 securities sold........          --         11,050       71,818        142,942
                          -----------  ------------ ------------   ------------
Total Assets............   80,769,678   736,527,674  410,766,799    465,328,992
Payable for securities
 purchased..............          --      4,178,559          448            --
                          -----------  ------------ ------------   ------------
Net Assets..............  $80,769,678  $732,349,115 $410,766,351   $465,328,992
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   68,195,147   252,884,422  167,559,906    326,640,323
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.18         $2.90        $2.45          $1.42
                                =====         =====        =====          =====
                           Short-Term    Mid-Term    Composite   Aggressive Equity
                           Bond Fund    Bond Fund       Fund           Fund
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Short-Term Bond Fund --
  $21,724,432
 Mid-Term Bond Fund --
  $15,154,927
 Composite Fund --
  $302,077,790
 Aggressive Equity Fund
  -- $174,408,882)
 (Notes 1 and 3)........  $21,760,232  $ 15,277,977 $334,569,873   $205,579,431
Cash....................          972           738       10,084          6,063
Interest and dividends
 receivable.............      167,126       151,589    1,621,390        205,460
Receivable for
 securities sold........       49,150           --           --             --
                          -----------  ------------ ------------   ------------
Total Assets............   21,977,480    15,430,304  336,201,347    205,790,954
Payable for securities
 purchased..............        2,292           --           --         378,125
                          -----------  ------------ ------------   ------------
Net Assets..............  $21,975,188  $ 15,430,304 $336,201,347   $205,412,829
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   21,351,075    16,952,106  188,998,726    136,169,705
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.03         $0.91        $1.78          $1.51
                                =====         =====        =====          =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1998

                             Money Market   All America     Equity Index        Bond
                                 Fund           Fund            Fund            Fund
                             ------------  --------------  -------------- -----------------
Investment Income and
 Expenses:
Income:
 Dividends.................  $        --   $    8,564,603  $    4,641,412  $          --
 Interest..................     3,817,397       1,000,865         938,913      32,467,679
                             ------------  --------------  --------------  --------------
Total income...............     3,817,397       9,565,468       5,580,325      32,467,679
                             ------------  --------------  --------------  --------------
Expenses:
 Investment advisory fees
  (Note 2).................       173,091       3,559,615         412,769       2,245,279
                             ------------  --------------  --------------  --------------
Net Investment Income......     3,644,306       6,005,853       5,167,556      30,222,400
                             ------------  --------------  --------------  --------------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1 ):
Net realized gain (loss) on
 investments:
 Net proceeds from sales
  and maturities...........   946,512,623   2,084,303,112   1,590,946,259   1,654,195,275
 Cost of securities sold or
  matured..................   946,513,714   2,009,275,002   1,586,636,965   1,653,447,468
                             ------------  --------------  --------------  --------------
Net realized gain (loss)...        (1,091)     75,028,110       4,309,294         747,807
Net unrealized
 appreciation(depreciation)
 of investments............           --       51,132,012      72,664,856         (41,522)
                             ------------  --------------  --------------  --------------
Net Realized and Unrealized
 Gain (Loss) on
 Investments...............        (1,091)    126,160,122      76,974,150         706,285
                             ------------  --------------  --------------  --------------
Net Increase (Decrease) in
 Net Assets Resulting From
 Operations................  $  3,643,215  $  132,165,975  $   82,141,706  $   30,928,685
                             ============  ==============  ==============  ==============
                              Short-Term      Mid-Term       Composite    Aggressive Equity
                              Bond Fund      Bond Fund          Fund            Fund
                             ------------  --------------  -------------- -----------------
Investment Income and
 Expenses:
Income:
 Dividends.................  $        --   $          --   $    2,163,375  $    1,752,545
 Interest..................     1,093,898         858,591      11,211,064         680,420
                             ------------  --------------  --------------  --------------
Total income...............     1,093,898         858,591      13,374,439       2,432,965
                             ------------  --------------  --------------  --------------
Expenses:
 Investment advisory fees
  (Note 2).................        91,736          68,431       1,601,894       2,007,629
                             ------------  --------------  --------------  --------------
Net Investment Income......     1,002,162         790,160      11,772,545         425,336
                             ------------  --------------  --------------  --------------
Net Realized and Unrealized
 Gain (Loss) on Investments
 (Note 1 ):
Net realized gain (loss) on
 investments:
 Net proceeds from sales
  and maturities...........   133,917,702     129,793,379   1,918,062,049   2,427,289,632
 Cost of securities sold or
  matured..................   133,902,700     129,708,405   1,914,798,019   2,450,911,467
                             ------------  --------------  --------------  --------------
Net realized gain (loss)...        15,002          84,974       3,264,030     (23,621,835)
Net unrealized
 appreciation(depreciation)
 of investments............       (22,056)        (37,685)     28,079,557       9,581,686
                             ------------  --------------  --------------  --------------
Net Realized and Unrealized
 Gain (Loss) on
 Investments...............        (7,054)         47,289      31,343,587     (14,040,149)
                             ------------  --------------  --------------  --------------
Net Increase (Decrease) in
 Net Assets Resulting From
 Operations................  $    995,108  $      837,449  $   43,116,132  $  (13,614,813)
                             ============  ==============  ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                 For The Years Ended December 31, 1998 and 1997

                              Money Market Fund            All America Fund             Equity Index Fund
                          --------------------------  ----------------------------  --------------------------
                              1998          1997          1998           1997           1998          1997
                          ------------  ------------  -------------  -------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
Net investment income...  $  3,644,306  $  4,249,559  $   6,005,853  $   6,839,085  $  5,167,556  $  3,292,415
Net realized gain (loss)
 on investments.........        (1,091)       (4,546)    75,028,110     87,265,815     4,309,294    13,796,802
Unrealized appreciation
 (depreciation) of
 investments............           --            --      51,132,012     72,872,084    72,664,856    29,821,618
                          ------------  ------------  -------------  -------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........     3,643,215     4,245,013    132,165,975    166,976,984    82,141,706    46,910,835
                          ------------  ------------  -------------  -------------  ------------  ------------
Capital Share
 Transactions (Note 4):
Net proceeds from sale
 of shares..............    49,564,634    31,053,208      8,745,724     51,559,383   111,027,460   103,055,258
Dividends reinvested....     3,649,927     4,207,000     87,022,298     85,851,292    31,568,403     4,983,072
Cost of shares redeemed.   (39,940,229)  (45,576,714)  (108,090,679)  (155,677,621)  (19,365,681)  (14,852,042)
Dividend distributions..    (3,649,927)   (4,207,000)   (87,022,298)   (85,851,292)  (31,568,403)   (4,983,072)
                          ------------  ------------  -------------  -------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........     9,624,405   (14,523,506)   (99,344,955)  (104,118,238)   91,661,779    88,203,216
                          ------------  ------------  -------------  -------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............    13,267,620   (10,278,493)    32,821,020     62,858,746   173,803,485   135,114,051
Net Assets, Beginning of
 Year...................    67,502,058    77,780,551    699,528,095    636,669,349   236,962,866   101,848,815
                          ------------  ------------  -------------  -------------  ------------  ------------
Net Assets, End of Year.  $ 80,769,678  $ 67,502,058  $ 732,349,115  $ 699,528,095  $410,766,351  $236,962,866
                          ============  ============  =============  =============  ============  ============
Components of Net
 Assets:
Paid-in capital.........  $ 80,655,650  $ 67,381,318  $ 404,058,426  $ 416,381,083  $297,765,055  $174,534,873
Accumulated
 undistributed net
 investment income
 (loss).................       124,861       130,482       (368,798)      (175,037)       25,162       (14,572)
Accumulated
 undistributed net
 realized gain (loss) on
 investments............       (10,833)       (9,742)    (1,116,437)     4,678,137   (10,006,505)   12,124,782
Unrealized appreciation
 (depreciation) of
 investments............           --            --     329,775,924    278,643,912   122,982,639*   50,317,783
                          ------------  ------------  -------------  -------------  ------------  ------------
Net Assets, End of Year.  $ 80,769,678  $ 67,502,058  $ 732,349,115  $ 699,528,095  $410,766,351  $236,962,866
                          ============  ============  =============  =============  ============  ============
                                                              Short-Term                    Mid-Term
                                  Bond Fund                    Bond Fund                    Bond Fund
                          --------------------------  ----------------------------  --------------------------
                              1998          1997          1998           1997           1998          1997
                          ------------  ------------  -------------  -------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
Net investment income...  $ 30,222,400  $ 24,752,577  $   1,002,162  $     915,657  $    790,160  $    860,831
Net realized gain (loss)
 on investments.........       747,807     2,443,601         15,002         11,032        84,974        26,493
Unrealized appreciation
 (depreciation) of
 investments............       (41,522)   10,731,058        (22,056)         1,505       (37,685)      136,981
                          ------------  ------------  -------------  -------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    30,928,685    37,927,236        995,108        928,194       837,449     1,024,305
                          ------------  ------------  -------------  -------------  ------------  ------------
Capital Share
 Transactions (Note 4):
Net proceeds from sale
 of shares..............    52,595,906   129,718,878      8,314,584      4,662,604     5,884,740     7,085,456
Dividends reinvested....    31,972,263    26,570,467      1,010,825        921,469       805,870       911,528
Cost of shares redeemed.   (31,900,498)  (83,214,662)    (1,975,185)    (6,464,199)   (5,938,423)   (6,822,743)
Dividend distributions..   (31,972,263)  (26,570,467)    (1,010,825)      (921,469)     (805,870)     (911,528)
                          ------------  ------------  -------------  -------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........    20,695,408    46,504,216      6,339,399     (1,801,595)      (53,683)      262,713
                          ------------  ------------  -------------  -------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............    51,624,093    84,431,452      7,334,507       (873,401)      783,766     1,287,018
Net Assets, Beginning of
 Year...................   413,704,899   329,273,447     14,640,681     15,514,082    14,646,538    13,359,520
                          ------------  ------------  -------------  -------------  ------------  ------------
Net Assets, End of Year.  $465,328,992  $413,704,899  $  21,975,188  $  14,640,681  $ 15,430,304  $ 14,646,538
                          ============  ============  =============  =============  ============  ============
Components of Net
 Assets:
Paid-in capital.........  $456,250,383  $403,582,712  $  21,933,271  $  14,583,047  $ 16,547,869  $ 15,795,682
Accumulated
 undistributed net
 investment income
 (loss).................      (876,674)     (816,175)        13,225           (841)      (54,119)      (38,409)
Accumulated
 undistributed net
 realized gain (loss) on
 investments............    (4,001,644)   (3,060,087)        (7,108)           619    (1,186,496)   (1,271,470)
Unrealized appreciation
 (depreciation) of
 investments............    13,956,927    13,998,449         35,800         57,856       123,050       160,735
                          ------------  ------------  -------------  -------------  ------------  ------------
Net Assets, End of Year.  $465,328,992  $413,704,899  $  21,975,188  $  14,640,681  $ 15,430,304  $ 14,646,538
                          ============  ============  =============  =============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                 For The Years Ended December 31, 1998 and 1997

                               Composite Fund          Aggressive Equity Fund
                          --------------------------  --------------------------
                              1998          1997          1998          1997
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
  Net investment income.  $ 11,772,545  $ 10,441,082  $    425,336  $    759,197
  Net realized gain
   (loss) on
   investments..........     3,264,030    54,206,235   (23,621,835)   27,898,311
  Unrealized
   appreciation
   (depreciation) of
   investments..........    28,079,557   (16,888,109)    9,581,686     9,224,730
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    43,116,132    47,759,208   (13,614,813)   37,882,238
                          ------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
  Net proceeds from sale
   of shares............     2,920,925    31,298,846    15,703,714   137,350,976
  Dividends reinvested..    14,045,609    67,460,654     1,800,942    28,638,720
  Cost of shares
   redeemed.............   (14,612,177)  (57,212,696)  (84,056,916)  (24,081,133)
  Dividend
   distributions........   (14,045,609)  (67,460,654)   (1,800,942)  (28,638,720)
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........   (11,691,252)  (25,913,850)  (68,353,202)  113,269,843
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............    31,424,880    21,845,358   (81,968,015)  151,152,081
Net Assets, Beginning of
 Year...................   304,776,467   282,931,109   287,380,844   136,228,763
                          ------------  ------------  ------------  ------------
Net assets, End of Year.  $336,201,347  $304,776,467  $205,412,829  $287,380,844
                          ============  ============  ============  ============
Components of Net
 Assets:
  Paid-in capital.......  $307,142,582  $304,788,225  $198,159,450  $264,711,710
  Accumulated
   undistributed net
   investment income
   (loss)...............       761,149       635,624       (10,452)       (3,076)
  Accumulated
   undistributed net
   realized gain (loss)
   on investments.......    (4,194,467)   (5,059,908)  (23,906,718)    1,083,347
  Unrealized
   appreciation
   (depreciation) of
   investments..........    32,492,083     4,412,526    31,170,549    21,588,863
                          ------------  ------------  ------------  ------------
Net Assets, End of Year.  $336,201,347  $304,776,467  $205,412,829  $287,380,844
                          ============  ============  ============  ============


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

  Income from investment operations and distributions per share for a fund share outstanding throughout each of the five years ended December 31, 1998, (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to the funds are presented below.

                                                    Money Market Fund
                                              ---------------------------------
                                                Years Ended December 31,
                                              ---------------------------------
                                              1998   1997   1996   1995   1994
                                              -----  -----  -----  -----  -----
Net Asset Value, Beginning of Year..........  $1.18  $1.19  $1.18  $1.19  $1.17
                                              -----  -----  -----  -----  -----
Income From Investment Operations:
 Net Investment Income......................   0.06   0.07   0.06   0.07   0.03
 Net Gains or (Losses) on Securities
  realized and unrealized...................    --     --     --     --    0.02
                                              -----  -----  -----  -----  -----
Total From Investment Operations............   0.06   0.07   0.06   0.07   0.05
                                              -----  -----  -----  -----  -----
Less: Dividend Distributions From Net
 Investment Income..........................  (0.06) (0.08) (0.05) (0.08) (0.03)
                                              -----  -----  -----  -----  -----
Total Distributions.........................  (0.06) (0.08) (0.05) (0.08) (0.03)
                                              -----  -----  -----  -----  -----
Net Asset Value, End of Year................  $1.18  $1.18  $1.19  $1.18  $1.19
                                              -----  -----  -----  -----  -----
Total Return (%)............................    5.4    5.5    5.3    5.8    4.1
Net Assets, End of Year ($ millions)........     81     68     78     73     81
Ratio of Expenses to Average Net Assets (%).   0.25   0.25   0.25   0.25   0.25
Ratio of Net Investment Income to Average
 Net Assets (%).............................   5.26   5.32   5.21   5.66   4.15
Portfolio Turnover Rate(a)..................    N/A    N/A    N/A    N/A    N/A

-------
(a) Portfolio turnover rate excludes all short-term securities.
N/A=Not Applicable

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                  All America Fund(a)
                                            -----------------------------------
                                               Years Ended December 31,
                                            -----------------------------------
                                            1998   1997   1996   1995   1994(b)
                                            -----  -----  -----  -----  -------
Net Asset Value, Beginning of Year......... $2.71  $2.44  $2.13  $1.61  $ 1.80
                                            -----  -----  -----  -----  ------
Income From Investment Operations:
 Net Investment Income.....................  0.03   0.03   0.03   0.03    0.04
 Net Gains or (Losses) on Securities
  realized and unrealized..................  0.54   0.62   0.41   0.56   (0.01)
                                            -----  -----  -----  -----  ------
Total From Investment Operations...........  0.57   0.65   0.44   0.59    0.03
                                            -----  -----  -----  -----  ------
Less Dividend Distributions:
 From Net Investment Income................ (0.03) (0.03) (0.03) (0.03)  (0.04)
 From Capital Gains........................ (0.35) (0.35) (0.10) (0.04)  (0.18)
                                            -----  -----  -----  -----  ------
Total Distributions........................ (0.38) (0.38) (0.13) (0.07)  (0.22)
                                            -----  -----  -----  -----  ------
Net Asset Value, End of Year............... $2.90  $2.71  $2.44  $2.13  $ 1.61
                                            =====  =====  =====  =====  ======
Total Return (%)...........................  21.3   26.8   20.7   36.6     1.3
Net Assets, End of Year ($ millions).......   732    700    637    533     375
Ratio of Expenses to Average Net Assets
 (%).......................................  0.50   0.50   0.50   0.50    0.50
Ratio of Net Investment Income to Average
 Net Assets (%)............................  0.84   0.98   1.26   1.57    2.11
Portfolio Turnover Rate (%)(c)............. 40.47  28.64  28.35  33.63  129.80

-------
(a) Prior to May 2, 1994, this Fund was known as the Stock Fund and had a different investment objective.
(b) Reflects the combined data of this Fund and that of its predecessor.
(c) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                        Bond Fund
                                              ---------------------------------
                                                Years Ended December 31,
                                              ---------------------------------
                                              1998   1997   1996   1995   1994
                                              -----  -----  -----  -----  -----
Net Asset Value, Beginning of Year..........  $1.43  $1.38  $1.43  $1.27  $1.41
                                              -----  -----  -----  -----  -----
Income From Investment Operations:
 Net Investment Income......................   0.10   0.09   0.09   0.09   0.09
 Net Gains or (Losses) on Securities
  realized and unrealized...................    --    0.06  (0.04)  0.16  (0.14)
                                              -----  -----  -----  -----  -----
Total From Investment Operations............   0.10   0.15   0.05   0.25  (0.05)
                                              -----  -----  -----  -----  -----
Less Dividend Distributions:
 From Net Investment Income.................  (0.10) (0.09) (0.09) (0.09) (0.09)
 From Capital Gains.........................  (0.01) (0.01) (0.01)   --     --
                                              -----  -----  -----  -----  -----
Total Distributions.........................  (0.11) (0.10) (0.10) (0.09) (0.09)
                                              -----  -----  -----  -----  -----
Net Asset Value, End of Year................  $1.42  $1.43  $1.38  $1.43  $1.27
                                              =====  =====  =====  =====  =====
Total Return (%)............................    7.2   10.4    3.5   19.4   (3.2)
Net Assets, End of Year ($ millions)........    465    414    329    311    249
Ratio of Expenses to Average Net Assets (%).   0.50   0.50   0.50   0.50   0.50
Ratio of Net Investment Income to Average
 Net Assets (%).............................   6.73   6.69   6.70   6.64   6.32
Portfolio Turnover Rate (%)(a)..............  21.60  57.71  30.14  41.93  51.14

-------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                              Short-Term Bond Fund                 Mid-Term Bond Fund
                          ---------------------------------  ----------------------------------
                            Years Ended December 31,            Years Ended December 31,
                          ---------------------------------  ----------------------------------
                          1998   1997   1996   1995   1994   1998   1997    1996   1995   1994
                          -----  -----  -----  -----  -----  -----  -----  ------  -----  -----
Net Asset Value,
 Beginning of Year......  $1.02  $1.03  $1.02  $1.00  $1.02  $0.90  $0.90  $ 1.00  $0.91  $0.99
                          -----  -----  -----  -----  -----  -----  -----  ------  -----  -----
Income From Investment
 Operations:
 Net Investment Income..   0.05   0.07   0.04   0.06   0.04   0.05   0.05    0.14   0.06   0.03
 Net Gains or (Losses)
  on Securities realized
  and unrealized........   0.01  (0.01)  0.01   0.02  (0.02)  0.01   0.01   (0.10)  0.09  (0.07)
                          -----  -----  -----  -----  -----  -----  -----  ------  -----  -----
Total From Investment
 Operations.............   0.06   0.06   0.05   0.08   0.02   0.06   0.06    0.04   0.15  (0.04)
                          -----  -----  -----  -----  -----  -----  -----  ------  -----  -----
Less Dividend
 Distributions:
 From Net Investment
  Income................  (0.05) (0.07) (0.04) (0.06) (0.04) (0.05) (0.06)  (0.14) (0.06) (0.04)
 From Capital Gains.....    --     --     --     --     --     --     --      --     --     --
                          -----  -----  -----  -----  -----  -----  -----  ------  -----  -----
Total Distributions.....  (0.05) (0.07) (0.04) (0.06) (0.04) (0.05) (0.06)  (0.14) (0.06) (0.04)
                          -----  -----  -----  -----  -----  -----  -----  ------  -----  -----
Net Asset Value, End of
 Year...................  $1.03  $1.02  $1.03  $1.02  $1.00  $0.91  $0.90  $ 0.90  $1.00  $0.91
                          =====  =====  =====  =====  =====  =====  =====  ======  =====  =====
Total Return (%)........    5.7    6.0    4.9    7.7    1.4    6.4    7.3     3.9   16.3   (3.7)
Net Assets, End of Year
 ($ millions)...........     22     15     16      3      2     15     15      13     24     24
Ratio of Expenses to
 Average Net Assets (%).   0.50   0.50   0.50   0.50   0.48   0.50   0.50    0.50   0.50   0.50
Ratio of Net Investment
 Income to Average Net
 Assets (%).............   5.46   5.81   5.42   4.65   3.51   5.76   5.87    5.80   5.73   4.71
Portfolio Turnover Rate
 (%)(a).................  91.35  74.95   6.68  16.47   0.00  23.09  12.89  144.55  73.72   7.52

-------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                   Composite Fund
                                           -----------------------------------
                                              Years Ended December 31,
                                           -----------------------------------
                                           1998    1997   1996   1995    1994
                                           -----  ------  -----  -----  ------
Net Asset Value, Beginning of Year........ $1.62  $ 1.77  $1.81  $1.57  $ 1.71
                                           -----  ------  -----  -----  ------
Income From Investment Operations:
 Net Investment Income....................  0.07    0.07   0.07   0.08    0.05
 Net Gains or (Losses) on Securities
  realized and unrealized.................  0.17    0.24   0.14   0.27   (0.10)
                                           -----  ------  -----  -----  ------
Total From Investment Operations..........  0.24    0.31   0.21   0.35   (0.05)
                                           -----  ------  -----  -----  ------
Less Dividend Distributions:
 From Net Investment Income............... (0.07)  (0.07) (0.08) (0.08)  (0.07)
 From Capital Gains....................... (0.01)  (0.39) (0.17) (0.03)  (0.02)
                                           -----  ------  -----  -----  ------
Total Distributions....................... (0.08)  (0.46) (0.25) (0.11)  (0.09)
                                           -----  ------  -----  -----  ------
Net Asset Value, End of Year.............. $1.78  $ 1.62  $1.77  $1.81  $ 1.57
                                           =====  ======  =====  =====  ======
Total Return (%)..........................  14.5    17.7   11.9   21.9    (3.0)
Net Assets, End of Year ($ millions)......   336     305    283    276     233
Ratio of Expenses to Average Net Assets
 (%)......................................  0.50    0.50   0.50   0.50    0.50
Ratio of Net Investment Income to Average
 Net Assets (%)...........................  3.68    3.57   3.63   4.30    3.88
Portfolio Turnover Rate (%)(a)............ 73.85  104.04  69.79  76.84  113.86

-------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                Equity Index Fund                  Aggressive Equity Fund
                          ---------------------------------  --------------------------------------
                            Years Ended December 31,              Years Ended December 31,
                          ---------------------------------  --------------------------------------
                          1998   1997   1996   1995   1994    1998   1997    1996    1995   1994(b)
                          -----  -----  -----  -----  -----  ------  -----  ------  ------  -------
Net Asset Value,
 Beginning of
 Year/Period............  $2.08  $1.59  $1.35  $1.02  $1.04  $ 1.61  $1.47  $ 1.35  $ 1.05   $1.00
                          -----  -----  -----  -----  -----  ------  -----  ------  ------   -----
Income From Investment
 Operations:
 Net Investment Income..   0.03   0.03   0.03   0.02   0.03     --    0.01    0.01    0.01    0.01
 Net Gains or (Losses)
  on Securities realized
  and unrealized........   0.55   0.50   0.27   0.36  (0.01) (0.09)   0.31    0.36    0.39    0.05
                          -----  -----  -----  -----  -----  ------  -----  ------  ------   -----
Total From Investment
 Operations.............   0.58   0.53   0.30   0.38   0.02  (0.09)   0.32    0.37    0.40    0.06
                          -----  -----  -----  -----  -----  ------  -----  ------  ------   -----
Less Dividend
 Distributions:
 From Net Investment
  Income................  (0.03) (0.03) (0.03) (0.03) (0.03)    --   (0.01)  (0.01)  (0.01)  (0.01)
 From Capital Gains.....  (0.17) (0.01) (0.03) (0.02) (0.01)  (0.01) (0.17)  (0.24)  (0.09)    --
                          -----  -----  -----  -----  -----  ------  -----  ------  ------   -----
Total Distributions.....  (0.20) (0.04) (0.06) (0.05) (0.04)  (0.01) (0.18)  (0.25)  (0.10)  (0.01)
                          -----  -----  -----  -----  -----  ------  -----  ------  ------   -----
Net Asset Value, End of
 Year/Period............  $2.45  $2.08  $1.59  $1.35  $1.02  $ 1.51  $1.61  $ 1.47  $ 1.35   $1.05
                          =====  =====  =====  =====  =====  ======  =====  ======  ======   =====
Total Return (%)........   28.6   33.1   22.7   36.6    1.5    (5.1)  21.2    27.1    38.2     6.0
Net Assets, End of
 Year/Period ($
 millions)..............    411    237    102     43     26     205    287     136      59      27
Ratio of Expenses to
 Average Net Assets (%).   0.13   0.13   0.13   0.13   0.13    0.85   0.85    0.85    0.85    0.56
Ratio of Net Investment
 Income to Average Net
 Assets (%).............   1.57   1.86   2.19   2.50   2.67    0.18   0.33    0.45    0.65    0.70
Portfolio Turnover Rate
 (%)(a).................  11.68  14.17   5.85  13.99   6.59  144.05  80.94  103.68  116.52   60.86

-------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Commenced operations May 2, 1994.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies and Organization

  Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently eight Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund.

  Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable annuity and variable life insurance contracts issued by these companies. As of December 31, 1998, Mutual of America Life owned 97% and American Life 3% of the Investment Company's aggregate outstanding shares.

  The following is a summary of the significant accounting policies of the Investment Company:

  Security Valuation -- Investment securities are valued as follows:

    Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or if no sale, at the latest available bid price.

    Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

    Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

    Premiums received by the Investment Company upon writing covered call options are included in the Investment Company's statement of assets and liabilities as an asset and an equivalent liability. The liability is adjusted daily to reflect the market value of the options written based on the mean of the closing bid and asked price. If an option expires, or if the Investment Company enters into a closing purchase transaction, the Investment Company realizes a gain or, if the cost of a closing purchase transaction exceeds the premium originally received, a loss, and the liability related to the option is extinguished. If an option is exercised, the proceeds of the sale of the underlying security are increased by the premium originally received when the option was written.

    Certain equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing its transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of the fund's exposure to off-balance sheet risk.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                         NOTES TO FINANCIAL STATEMENTS

  Security Transactions -- Security transactions are recorded on the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

  Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

  Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. Expenses

  The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of
 .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund, and, .85% of the value of the net assets of the Aggressive Equity Fund.

  Under Sub-Advisory Agreements, the Adviser has delegated a portion of its investment advisory responsibilities for the All America Fund to subadvisers and pays the subadvisers directly for their investment advisory services. The Adviser (not the fund) is responsible for compensation payable under such Sub-Advisory Agreements.

  The Adviser voluntarily limits the expenses of each fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

  Various funds of the Investment Company may place portfolio transactions through a broker affiliated with the Adviser. The aggregate commissions paid to this broker for the year ended December 31, 1998 was $50,136 or 2.5% of total commissions. In addition, a Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $180,054 or 8.8% of the Investment Company's total commissions.

3. Purchases and Sales

  The cost of investment purchases and proceeds from sales of investments, excluding short-term securities, options and futures for the year ended December 31, 1998 was as follows:

                                        All America   Equity Index     Bond
                                           Fund           Fund         Fund
                                       -------------  ------------ ------------
Cost of investment purchases.......... $ 278,732,574  $103,256,977 $148,576,348
                                       =============  ============ ============
Proceeds from sales of investments....  $368,105,259  $ 36,042,643 $ 93,327,472
                                       =============  ============ ============
                           Short-Term    Mid-Term      Composite    Aggressive
                            Bond Fund    Bond Fund        Fund     Equity Fund
                           ----------- -------------  ------------ ------------
Cost of investment
 purchases................ $22,016,177 $   2,726,474  $207,305,442 $322,042,470
                           =========== =============  ============ ============
Proceeds from sales of
 investments.............. $15,714,467 $   5,619,565  $230,573,876 $415,789,936
                           =========== =============  ============ ============

  The cost of short-term security purchases for the Money Market Fund for the period was $955,961,402. Net proceeds from sales and redemptions for the period was $946,512,623.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

  At December 31, 1998, net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:

                                Money    All America  Equity Index     Bond
                             Market Fund     Fund         Fund         Fund
                             ----------- ------------ ------------ ------------
Aggregate gross unrealized
 appreciation............... $       --  $347,941,669 $130,864,562 $ 16,612,958
Aggregate gross unrealized
 depreciation...............         --    18,165,745    7,881,923    2,656,031
                             ----------- ------------ ------------ ------------
Net unrealized appreciation
 (depreciation)............. $       --  $329,775,924 $122,982,639 $ 13,956,927
                             =========== ============ ============ ============
Aggregate cost of
 investments for Federal
 income tax purposes........ $80,766,399 $403,576,469 $287,295,071 $446,300,888
                             =========== ============ ============ ============
                             Short-Term    Mid-Term    Composite    Aggressive
                              Bond Fund   Bond Fund       Fund     Equity Fund
                             ----------- ------------ ------------ ------------
Aggregate gross unrealized
 appreciation............... $    85,982 $    173,695 $ 36,223,647 $ 40,554,935
Aggregate gross unrealized
 depreciation...............      50,182       50,645    3,731,565    9,384,386
                             ----------- ------------ ------------ ------------
Net unrealized appreciation
 (depreciation)............. $    35,800 $    123,050 $ 32,492,082 $ 31,170,549
                             =========== ============ ============ ============
Aggregate cost of
 investments for Federal
 income tax purposes........ $21,724,432 $ 15,154,927 $302,077,790 $174,408,882
                             =========== ============ ============ ============

4. Capital Share Activity

  The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the eight series of funds as follows:

    Name of fund                                       Authorized No. of Shares
    ------------                                       ------------------------
Money Market Fund.....................................        100,000,000
All America Fund......................................        500,000,000
Equity Index Fund.....................................        275,000,000
Bond Fund.............................................        425,000,000
Short-Term Bond Fund..................................         50,000,000
Mid-Term Bond Fund....................................         75,000,000
Composite Fund........................................        300,000,000
Aggressive Equity Fund................................        500,000,000
                                                            -------------
  Sub-Total...........................................      2,225,000,000
Shares to be allocated at the discretion of the Board
 of Directors.........................................        775,000,000
                                                            -------------
  Total...............................................      3,000,000,000
                                                            =============

  Transactions in shares were as follows for the year ended December 31, 1998:

                                      For the Year Ended December 31, 1998
                                -------------------------------------------------
                                Money Market All America  Equity Index    Bond
                                    Fund        Fund          Fund        Fund
                                ------------ -----------  ------------ ----------
Shares issued.................   65,030,676  16,550,567    99,314,538  77,260,563
Shares issued to shareholders
 as reinvestment of dividends.    3,080,576  30,263,002    13,563,464  22,419,396
                                 ----------  ----------   -----------  ----------
Total.........................   68,111,252  46,813,569   112,878,002  99,679,959
Shares redeemed...............   57,281,015  51,998,029    59,350,065  62,903,436
                                 ----------  ----------   -----------  ----------
Net increase (decrease).......   10,830,237  (5,184,460)   53,527,937  36,776,523
                                 ==========  ==========   ===========  ==========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                   For the Year Ended December 31, 1998
                             --------------------------------------------------
                              Short-Term    Mid-Term    Composite   Aggressive
                              Bond Fund    Bond Fund       Fund     Equity Fund
                             ------------  ----------  ------------ -----------
Shares issued...............  11,305,009    9,542,507    9,518,911   46,769,027
Shares issued to
 shareholders as
 reinvestment of dividends..     981,938      884,933    7,895,857    1,397,187
                             -----------   ----------   ----------  -----------
Total.......................  12,286,947   10,427,440   17,414,768   48,166,214
Shares redeemed.............   5,275,226    9,698,201   16,332,231   90,803,686
                             -----------   ----------   ----------  -----------
Net increase (decrease).....   7,011,721      729,239    1,082,537  (42,637,472)
                             ===========   ==========   ==========  ===========
                                   For the Year Ended December 31, 1997
                             --------------------------------------------------
                                              All
                             Money Market   America    Equity Index    Bond
                                 Fund         Fund         Fund        Fund
                             ------------  ----------  ------------ -----------
Shares issued...............  25,436,145   18,307,611   55,500,928   89,348,390
Shares issued to
 shareholders as
 reinvestment of dividends..   3,575,177   31,672,092    2,398,380   18,616,691
                             -----------   ----------   ----------  -----------
Total.......................  29,011,322   49,979,703   57,899,308  107,965,081
Shares redeemed.............  37,008,064   53,217,275    7,724,686   56,494,335
                             -----------   ----------   ----------  -----------
Net increase (decrease)..... (7,996,742)   (3,237,572)  50,174,622   51,470,746
                             ===========   ==========   ==========  ===========
                                   For the Year Ended December 31, 1997
                             --------------------------------------------------
                              Short-Term    Mid-Term    Composite   Aggressive
                              Bond Fund    Bond Fund       Fund     Equity Fund
                             ------------  ----------  ------------ -----------
Shares issued...............   4,388,108    7,758,608   16,004,173   82,801,715
Shares issued to
 shareholders as
 reinvestment of dividends..     902,033    1,007,176   41,594,212   17,718,305
                             -----------   ----------   ----------  -----------
Total.......................   5,290,141    8,765,784   57,598,385  100,520,020
Shares redeemed.............   6,050,019    7,440,628   29,544,518   14,247,788
                             -----------   ----------   ----------  -----------
Net increase (decrease).....    (759,878)   1,325,156   28,053,867   86,272,232
                             ===========   ==========   ==========  ===========

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. Dividends

  On December 31,1998 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income during 1998. Additionally, on September 15, 1998 the remaining required dividends relating to the 1997 Internal Revenue Sec. 855(a) election were declared for each of the funds and paid on September 15, 1998 to shareholders of record on September 14, 1998. Dividends were declared and paid on December 31, 1998 to shareholders of record on December 30, 1998. All dividend distributions are immediately reinvested in additional shares of each respective fund.

                              Money Market All America Equity Index    Bond
                                  Fund        Fund         Fund        Fund
                              ------------ ----------- ------------ -----------
Net investment income........  $3,649,927  $ 6,199,614 $15,127,822  $30,282,899
Net realized capital gains...         --    80,822,684  26,440,581    1,689,364
                               ----------  ----------- -----------  -----------
Total dividends..............  $3,649,927  $87,022,298 $31,568,403  $31,972,263
                               ==========  =========== ===========  ===========
Dividend amounts per share...  $    0.056  $     0.384 $     0.204  $     0.105
                               ==========  =========== ===========  ===========
Increase in number of shares
 per fund....................   3,080,576   30,263,002  13,563,464   22,419,396
                               ==========  =========== ===========  ===========
                               Short-Term   Mid-Term    Composite   Aggressive
                                  Fund      Bond Fund      Fund        Fund
                              ------------ ----------- ------------ -----------
Net investment income........  $  988,096  $   805,870 $11,647,020  $   432,712
Net realized capital gains...      22,729          --    2,398,589    1,368,230
                               ----------  ----------- -----------  -----------
Total dividends..............  $1,010,825  $   805,870 $14,045,609  $ 1,800,942
                               ==========  =========== ===========  ===========
Dividend amounts per share...  $    0.049  $     0.050 $     0.078  $     0.014
                               ==========  =========== ===========  ===========
Increase in number of shares
 per fund....................     981,938      884,933   7,895,857    1,397,187
                               ==========  =========== ===========  ===========

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual of America Investment Corporation:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Investment Corporation (a Maryland Corporation) comprising, respectively, the Money Market, All America (formerly the Stock Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds as of December 31, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmations of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, All America (formerly the Stock Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds of Mutual of America Investment Corporation as of December 31, 1998, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

/s/ ARTHUR ANDERSEN LLP

New York, New York
February 19, 1999